UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

135 East 57th Street

6th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Armen Arus

Transparent Value Trust

135 East 57th Street

6th Floor

New York, NY 10022

(Name and address of agent for service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s Telephone Number, including Area Code: (212) 908-5090

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders.

1	SHAREHOLDER LETTER

2	MANAGER COMMENTARY

4	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

5	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

6	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

7	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

8	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

9	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

10	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

11	DISCLOSURE OF FUND EXPENSES

15	SCHEDULE OF INVESTMENTS

15	Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

17	Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

19	Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

21	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

23	Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

25	Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

27	Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

29	STATEMENTS OF ASSETS AND LIABILITIES

31	STATEMENTS OF OPERATIONS

33	STATEMENTS OF CHANGES IN NET ASSETS

40	FINANCIAL HIGHLIGHTS

46	NOTES TO FINANCIAL STATEMENTS

59	ADDITIONAL INFORMATION

Shareholder Letter
March 31, 2012 (Unaudited)

Dear Fellow Shareholder,

At Transparent Value we take great pride in our ability to provide investors with transparent investment products. We are committed to our disciplined, rules-based methodology which minimizes a portfolio manager from falling victim to behavioral biases, all while retaining a fundamentals-based approach. A reliable path to success is to rely on known information. Even when the market believes it can predict the future, we believe it is futile to try.

In an attempt to better understand our unique investment approach, prospective clients often try to draw an analogy between Transparent Value’s investment methodology and another methodology with which they are familiar. Unfortunately, we have not found an analogy in the world of investing. However, we believe there is an analogy to be drawn outside the world of investing, in the movie and the book “Moneyball”1. Like the Oakland A’s general manager, Billy Beane, in Moneyball, Transparent Value is committed to challenging conventional wisdom, more effectively processing information to help drive better results and avoiding the negative impact of behavioral biases. So, to better understand Transparent Value’s unique investment methodology, we encourage you to skip comparisons with other investment approaches and see the movie or read Moneyball.

Our philosophy is resonating with investors and we are optimistic about the future. As the firm grows, we are proud of, and believe that our approach is making a positive impact on the marketplace and benefiting investors.

We thank you for your continued support of Transparent Value Funds!

Sincerely,

Armen Arus

President, Transparent Value Trust

1 Source: Moneyball, The Art of Winning an Unfair Game, Michael Lewis, 2003.

Semi-Annual Report | March 31, 2012 (Unaudited)	1

Manager Commentary
March 31, 2012 (Unaudited)

The last six months have felt extremely bifurcated. Markets remained jittery in 2011 with the Europe macro picture looming large over global equities. However, as calendars across the Gregorian World were flipped to the new year painful memories of market lurching headlines seemed to be left behind.

The second half of 2011 was a trying time for the equity markets with trading hanging on every new headline out of Europe. The final quarter of the year may have been positive, but a significant portion of the return was a recovery from extremely oversold levels seen during the Oct 3rd low. European troubles were varied: Italy looked like it was following Greece down the path of ruin, Greek and Italian leaders resigning their posts, and European banks of all nationalities came under strain. Problems were not limited to the Club Med countries. Germany too suffered an embarrassing failed bond auction in November when lack of market interest resulted in bids on only half of a 6 billion euro debut issue.

Not to be outdone, the U.S. Deficit Super Committee talks to reduce government debt hit a wall. This failure means across the board cuts of $1.2 trillion will begin to take effect in January 2013. As of now, these cuts hit defense and non-defense budgets to a roughly equal degree. Still, with the effective date one year, and one presidential election, away cuts of any amount are highly questionable.

The sentiment during the beginning of 2012 was markedly different. Equity markets started the new year in a bullish fashion with US Large cap companies advancing over 12% during the quarter. It was the strongest quarterly performance since the third quarter of 2009, and best start to a year since 1998.

The dichotomy was, in no small part, due to some much improved responses from European policy makers. Topping the list of political maneuvers was the announcement by the Greek government that it had approved further austerity measures and a debt swap. The 100 billion euro of debt Greek citizens would be relieved from paying was not material. What was impactful was the global realization that, by all accounts, a Greek ‘default’ could be conducted without financial markets crashing to a halt. Helping to ensure the debt restructuring went smoothly, the European Central Bank (ECB) announced a second installment of the long term refinancing operation (LTRO). In the second tranche a reported 529 billion euro was injected into 800 banks in the form of cheap three year loans. In total the ECB has expanded its balance sheet by nearly 60 percent since the middle of last year.

In the U.S. seemingly every economic indicator had good news to report. Initial Jobless Claims fell progressively during the quarter making for a continuation of a trend that started nearly a year ago. The Bureau of Labor Statistics reported Nonfarm Payrolls during the period increasing at a rate north of 200,000. These two trends combined to push the unemployment rate down to 8.3% from 8.5% at the end of last quarter. Given these improvements on the labor front it was not surprising to see Gross Domestic Product (“GDP”) growth ahead of expectations. The final reading of fourth quarter GDP reported an annualized growth of 3%.

Riding the strong U.S. economic fundamentals were corporate profits. Large cap companies grew earnings per share by 4.75% on the back of top-line sales growth that reached slightly above 7%. These latest results are a continuation of ten consecutive quarterly gains that have seen per share earnings roughly doubled from their financial crisis lows. As a percentage of Gross Domestic Product corporate profits are currently well above one standard deviation from their long term average of around 5%1. These lofty heights have largely been the byproduct of greatly expanded margins as corporations increased output with a scaled down labor force, and little new investments. Going forward, margins will likely come under pressure from higher commodity prices and renewed hiring. In our opinion, the market’s reaction to a new earnings paradigm will be interesting possibly even resulting in a pull back in the 3% to 5% range. Such a move likely represents an opportunity

1 BEA Table 1.17: Gross Value Added of Domestic Businesses

2	www.transparentvalue.com

Manager Commentary
March 31, 2012 (Unaudited)

for investors to add to quality equity holdings. We are experiencing a very strong upward trend and, for the time being, we can remain optimistic and expect the economy and the markets to continue improving throughout the year.

The renewed focus on equity fundamentals benefited Transparent Value funds as is evidenced by strong performance across the family of mutual funds during the beginning of 2012. This can be seen clearly in the performance of the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund when compared to correlations between U.S. and European Large Caps equities in the shaded area of the chart. When there is fear in the market, returns tend to become highly correlated (a correlation of one indicates returns move in unison). Under such conditions active funds have a difficult time outperforming because fundaments are not valued. Conversely, when correlations subside active strategies often have greatly improved opportunity to add value.

Following are some highlights from the quarter:

•	Initial Jobless Claims fell throughout the quarter lowing the unemployment rate to 8.3%.
•	Manufacturing indexes continued to report expansion.
•	Inflation as measured by the Personal Consumption Expenditure Index remained below 2%.
•	Fed announced they will maintain highly accommodative monetary policy into 2014.
•	Fed announced they will begin forecasting interest rates.
•	The S&P Case-Shiller index of home prices continued its slide reporting a new low in January.
•	Iranian government threatened to block the supply of oil passing through the Straits of Hormuz sending crude oil prices higher.

S&P 500 Index: The S&P 500 Index is a managed index of 500 common stocks chosen to reflect the industries in the U.S. economy.

Euro Stoxx50: The Euro Stoxx50 Index, Europe’s leading Blue-chip index for the Eurozone, provides a Blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

It is not possible to invest directly in an Index.

Standard Deviation: A measure of variance from the mean; a lower number signifies lower volatility.

Transparent Value investment methodology bases portfolio construction on stock selection, and does not make explicit sector allocations. It is the aggregate selection of individual securities that results in sector overweights and underweights. Please see the respective fund’s offering documents for further information and full disclosure of the fund’s investment objectives.

Semi-Annual Report | March 31, 2012 (Unaudited)	3

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund (“Fund”) Class F-1 returned 25.89% over the six months ending March 31, 2012. This return represents underperformance of -0.26% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Health Care sector. The greatest detractor to Fund alpha came from the Financials sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	8.05%

Consumer Goods	8.22%

Consumer Services	8.70%

Financials	5.30%

Health Care	1.80%

Industrials	31.39%

Oil & Gas	11.01%

Technology	23.55%

Utilities	0.90%

ETF’s	0.65%

Other Assets in Excess of Liabilities	0.43%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	1.72%	14.27%	-5.08%	6.39%
Fund – Class C	1.82%	14.27%	–	-2.61%****
Fund – Class F-1	1.81%	14.40%	-5.13%	6.49%
Fund – Class I	1.89%	14.47%	-4.80%	-1.40%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

4	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund (“Fund”) Class F-1 returned 21.31% over the six months ending March 31, 2012. This return represents underperformance of -4.84% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Telecom Services sector. The greatest detractor to Fund alpha came from the Financials sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	1.16%

Consumer Goods	15.24%

Consumer Services	24.07%

Financials	13.04%

Health Care	11.26%

Industrials	15.09%

Oil & Gas	3.38%

Technology	9.51%

Telecommunications	2.61%

Utilities	2.36%

ETF’s	1.52%

Other Assets in Excess of Liabilities	0.76%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	3.19%	10.23%	11.27%	11.25%
Fund – Class C	3.18%	9.98%	–	10.58%****
Fund – Class F-1	3.17%	10.15%	11.31%	11.38%
Fund – Class I	3.25%	10.22%	11.63%	11.76%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2012 (Unaudited)	5

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund (“Fund”) Class F-1 returned 24.15% over the six months ending March 31, 2012. This return represents underperformance of -2.00% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM . The greatest contribution to Fund alpha came from the Consumer Staples sector. The greatest detractor to Fund alpha came from the Financials sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	3.14%

Consumer Goods	9.11%

Consumer Services	15.14%

Financials	6.13%

Health Care	8.05%

Industrials	25.42%

Oil & Gas	5.63%

Technology	23.95%

Telecommunications	0.95%

Utilities	1.68%

ETF’s	0.33%

Other Assets in Excess of Liabilities	0.47%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	3.54%	13.09%	6.64%	12.57%
Fund – Class C	3.53%	12.92%	–	7.59%****
Fund – Class F-1	3.51%	13.16%	6.58%	12.67%
Fund – Class I	3.59%	13.22%	6.94%	8.30%***

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: April 27, 2010

*** Class I Inception Date: February 15, 2011

**** Class C Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

6	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund (“Fund”) Class I returned 23.98% over the six months ending March 31, 2012. This return represents underperformance of -2.17% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Materials sector. The greatest detractor to Fund alpha came from the Information Technology sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	12.63%

Consumer Goods	14.67%

Consumer Services	7.04%

Financials	10.78%

Health Care	5.89%

Industrials	24.15%

Oil & Gas	10.63%

Technology	4.47%

Utilities	4.13%

ETF’s	2.71%

Other Assets in Excess of Liabilities	2.90%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	1.08%	11.41%	–	7.70%***
Fund – Class C	1.11%	11.25%	–	7.19%***
Fund – Class F-1	1.14%	11.43%	–	7.98%***
Fund – Class I	1.15%	11.50%	8.18%	9.07%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2012 (Unaudited)	7

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund (“Fund”) Class I returned 29.79% over the six months ending March 31, 2012. This return represents outperformance of 3.64% relative to the Dow Jones U.S. Large-Cap Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Consumer Staples sector. The greatest detractor to Fund alpha came from the Industrials sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	6.04%

Consumer Goods	14.39%

Consumer Services	15.75%

Financials	3.88%

Health Care	6.99%

Industrials	23.01%

Oil & Gas	11.71%

Technology	13.14%

Telecommunications	1.70%

ETF’s	1.24%

Other Assets in Excess of Liabilities	2.15%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	2.10%	16.82%	–	11.61%***
Fund – Class C	2.01%	16.63%	–	10.93%***
Fund – Class F-1	2.19%	16.93%	–	11.85%***
Fund – Class I	2.10%	16.95%	10.13%	11.08%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

It is not possible to invest directly in an Index.

**Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

8	www.transparentvalue.com

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund (“Fund”) Class I returned 29.42% over the six months ending March 31, 2012. This return represents outperformance of 1.13% relative to the Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Consumer Staples sector. The greatest detractor to Fund alpha came from the Information Technology sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of March 31, 2012
Basic Materials	6.88%

Consumer Goods	13.62%

Consumer Services	16.16%

Financials	4.54%

Health Care	8.40%

Industrials	23.72%

Oil & Gas	7.58%

Technology	14.83%

Telecommunications	1.88%

ETF’s	1.40%

Other Assets in Excess of Liabilities	0.99%

Source: ALPS Fund Services, Inc. (Fund Holdings) These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	1.37%	17.35%	–	10.57%***
Fund – Class C	1.29%	17.23%	–	9.87%***
Fund – Class F-1	1.46%	17.57%	–	10.77%***
Fund – Class I	1.37%	17.53%	9.55%	9.90%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

Semi-Annual Report | March 31, 2012 (Unaudited)	9

Manager Commentary
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund March 31, 2012 (Unaudited)

The Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (“Fund”) Class I returned 28.40% over the six months ending March 31, 2012. This return represents outperformance of 4.21% relative to the Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM. The greatest contribution to Fund alpha came from the Financials sector. The greatest detractor to Fund alpha came from the Industrials sector.

SECTOR WEIGHTINGS
As a percentage of Net Assets as of
March 31, 2012
Basic Materials	3.19%

Consumer Goods	13.62%

Consumer Services	11.04%

Financials	20.92%

Health Care	7.33%

Industrials	19.12%

Oil & Gas	8.14%

Technology	10.99%

Telecommunications	1.64%

Utilities	0.63%

ETF’s	1.09%

Other Assets in Excess of Liabilities	2.29%

Source: ALPS Fund Services, Inc. (Fund Holdings)

These allocations may not reflect the current or future positions of the portfolio.

PERFORMANCE
	1 Month	3 Month	1 Year	Since Inception**
Fund – Class A	2.28%	12.88%	–	8.22%***
Fund – Class C	2.19%	12.84%	–	7.56%***
Fund – Class F-1	2.29%	12.93%	–	8.28%***
Fund – Class I	2.28%	13.04%	6.65%	7.79%

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.transparentvalue.com. The returns assume reinvestment of dividends and distributions, if any. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is brand new and has limited operating history. The Fund seeks to track a quantitative strategy index and, as a result, the Fund may have a lower return. Returns for periods less than one year are not annualized.

* The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM – a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM, which, in turn, comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM. The Dow Jones U.S. Total Stock Market IndexSM measures all U.S. equity securities that have readily available prices.

It is not possible to invest directly in an Index.

** Fund Inception Date: February 10, 2011

*** Class A, Class C and Class F-1 Inception Date: April 18, 2011

Alpha – The difference between actual return over a specified period versus the expected return of the market.

10	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare s these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2011 through March 31, 2012.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

	Net Expense Ratio(a)	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expense Paid During Period October 1, 2011 to March 31, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,258.10	$ 8.52
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.45	$ 7.62

Class C
Actual	2.11%	$ 1,000.00	$ 1,256.70	$ 11.90
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.45	$ 10.63

Class F-1
Actual	1.36%	$ 1,000.00	$ 1,258.90	$ 7.68
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.20	$ 6.86

Class I
Actual	1.11%	$ 1,000.00	$ 1,260.90	$ 6.27
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.45	$ 5.60

Semi-Annual Report | March 31, 2012 (Unaudited)	11

Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expense Paid During Period October 1, 2011 to March 31, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,213.60	$8.36
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.45	$7.62

Class C
Actual	2.11%	$ 1,000.00	$ 1,208.70	$11.65
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.45	$10.63

Class F-1
Actual	1.36%	$ 1,000.00	$ 1,213.10	$7.52
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.20	$6.86

Class I
Actual	1.11%	$ 1,000.00	$ 1,215.30	$6.15
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.45	$5.60

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,240.40	$8.40
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.50	$7.57

Class C
Actual	2.10%	$ 1,000.00	$ 1,237.70	$11.75
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.50	$10.58

Class F-1
Actual	1.35%	$ 1,000.00	$ 1,241.50	$7.57
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.25	$6.81

Class I
Actual	1.10%	$ 1,000.00	$ 1,243.20	$6.17
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.50	$5.55

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A
Actual	1.50%	$ 1,000.00	$ 1,237.10	$8.39
Hypothetical (5% return before expenses)	1.50%	$ 1,000.00	$ 1,017.50	$7.57

Class C
Actual	2.10%	$ 1,000.00	$ 1,234.00	$11.73
Hypothetical (5% return before expenses)	2.10%	$ 1,000.00	$ 1,014.50	$10.58

Class F-1
Actual	1.35%	$ 1,000.00	$ 1,238.90	$7.56
Hypothetical (5% return before expenses)	1.35%	$ 1,000.00	$ 1,018.25	$6.81

Class I
Actual	1.10%	$ 1,000.00	$ 1,239.80	$6.16
Hypothetical (5% return before expenses)	1.10%	$ 1,000.00	$ 1,019.50	$5.55

12	www.transparentvalue.com

Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expense Paid During Period October 1, 2011 to March 31, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,295.10	$ 8.66
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.45	$ 7.62

Class C
Actual	2.11%	$ 1,000.00	$ 1,291.60	$ 12.09
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.45	$ 10.63

Class F-1
Actual	1.36%	$ 1,000.00	$ 1,296.30	$ 7.81
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.20	$ 6.86

Class I
Actual	1.11%	$ 1,000.00	$ 1,297.90	$ 6.38
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.45	$ 5.60

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A
Actual	1.51%	$ 1,000.00	$ 1,288.00	$ 8.64
Hypothetical (5% return before expenses)	1.51%	$ 1,000.00	$ 1,017.45	$ 7.62

Class C
Actual	2.11%	$ 1,000.00	$ 1,287.40	$ 12.07
Hypothetical (5% return before expenses)	2.11%	$ 1,000.00	$ 1,014.45	$ 10.63

Class F-1
Actual	1.36%	$ 1,000.00	$ 1,293.40	$ 7.80
Hypothetical (5% return before expenses)	1.36%	$ 1,000.00	$ 1,018.20	$ 6.86

Class I
Actual	1.11%	$ 1,000.00	$ 1,294.20	$ 6.37
Hypothetical (5% return before expenses)	1.11%	$ 1,000.00	$ 1,019.45	$ 5.60

Semi-Annual Report | March 31, 2012 (Unaudited)	13

Disclosure of Fund Expenses
March 31, 2012 (Unaudited)

	Net Expense Ratio(a)	Beginning Account Value October 1, 2011	Ending Account Value March 31, 2012	Expense Paid During Period October 1, 2011 to March 31, 2012(b)
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A
Actual	1.52%	$ 1,000.00	$ 1,281.60	$ 8.67
Hypothetical (5% return before expenses)	1.52%	$ 1,000.00	$ 1,017.40	$ 7.67

Class C
Actual	2.12%	$ 1,000.00	$ 1,278.20	$ 12.07
Hypothetical (5% return before expenses)	2.12%	$ 1,000.00	$ 1,014.40	$ 10.68

Class F-1
Actual	1.37%	$ 1,000.00	$ 1,282.20	$ 7.82
Hypothetical (5% return before expenses)	1.37%	$ 1,000.00	$ 1,018.15	$ 6.91

Class I
Actual	1.12%	$ 1,000.00	$ 1,284.00	$ 6.40
Hypothetical (5% return before expenses)	1.12%	$ 1,000.00	$ 1,019.40	$ 5.65

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses.
(b)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

14	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 98.92%
Basic Materials 8.05%
Albemarle Corp.	5,610	$358,591
Ashland, Inc.	5,160	315,070
The Dow Chemical Co.	11,730	406,327
LyondellBasell Industries - Class A	9,500	414,675
Nucor Corp.	10,370	445,391
PPG Industries, Inc.	3,140	300,812
Reliance Steel & Aluminum Co.	7,650	432,072
Steel Dynamics, Inc.	27,770	403,776

		3,076,714

Consumer Goods 8.22%
BorgWarner, Inc.(a)	4,760	401,459
Ford Motor Co.	31,030	387,565
Fossil, Inc.(a)	3,290	434,214
Harman International Industries, Inc.	8,430	394,608
LKQ Corp.(a)	12,360	385,261
Stanley Black & Decker, Inc.	4,320	332,467
Tempur-Pedic International, Inc.(a)	5,170	436,503
Under Armour, Inc.(a)	3,900	366,600

		3,138,677

Consumer Services 8.70%
Delta Air Lines, Inc.(a)	41,290	409,184
Hertz Global Holdings, Inc.(a)	25,360	381,414
The Interpublic Group of Cos., Inc.	31,280	356,905
Las Vegas Sands Corp.	7,470	430,048
MGM Resorts International(a)	23,530	320,479
News Corp. - Class A	14,880	292,987
Omnicom Group, Inc.	6,550	331,757
Signet Jewelers, Ltd.	7,670	362,638
Time Warner, Inc.	11,570	436,767

		3,322,179

Financials 5.30%
Aflac, Inc.	8,780	403,792
CB Richard Ellis Group, Inc. - Class A(a)	19,060	380,438
Eaton Vance Corp.	11,060	316,095
Northern Trust Corp.	6,870	325,981
Prudential Financial, Inc.	4,760	301,736
SLM Corp.	18,760	295,658

		2,023,700

Health Care 1.80%
Intuitive Surgical, Inc.(a)	620	335,885
Life Technologies Corp.(a)	7,200	351,504

		687,389

Industrials 31.39%
Agilent Technologies, Inc.	9,470	421,510
Amphenol Corp. - Class A	7,000	418,390
Arrow Electronics, Inc.(a)	9,790	410,886
Avnet, Inc.(a)	11,550	420,304
Caterpillar, Inc.	3,240	345,125
Cummins, Inc.	3,300	396,132

	Shares	Value
Industrials (continued)
Danaher Corp.	7,660	$428,960
Donaldson Co., Inc.	11,620	415,183
Eaton Corp.	7,600	378,708
FedEx Corp.	4,160	382,554
Global Payments, Inc.(b)	6,650	315,875
Honeywell International, Inc.	5,100	311,355
Hubbell, Inc. - Class B	4,900	385,042
Illinois Tool Works, Inc.	7,780	444,394
Ingersoll-Rand PLC	9,450	390,757
Jabil Circuit, Inc.	14,200	356,704
Kansas City Southern	4,920	352,715
Lincoln Electric Holdings, Inc.	8,660	392,471
Mettler-Toledo International, Inc.(a)	2,430	448,942
Molex, Inc.	12,540	352,625
Owens-Illinois, Inc.(a)	12,590	293,851
PACCAR, Inc.	9,630	450,973
Parker Hannifin Corp.	4,770	403,303
Robert Half International, Inc.	10,290	311,787
Rockwell Automation, Inc.	5,130	408,861
Roper Industries, Inc.	4,090	405,564
TE Connectivity, Ltd.	10,740	394,695
Timken Co.	8,320	422,157
Trimble Navigation, Ltd.(a)	7,610	414,136
Tyco International, Ltd.	6,010	337,642
Union Pacific Corp.	3,510	377,255

		11,988,856

Oil & Gas 11.01%
Anadarko Petroleum Corp.	5,040	394,834
Cimarex Energy Co.	3,820	288,295
Concho Resources, Inc.(a)	4,270	435,882
Denbury Resources, Inc.(a)	23,060	420,384
EOG Resources, Inc.	3,440	382,184
Marathon Oil Corp.	12,820	406,394
Marathon Petroleum Corp.	10,130	439,237
Murphy Oil Corp.	7,290	410,208
Occidental Petroleum Corp.	4,260	405,680
Oil States International, Inc.(a)	3,920	305,995
Whiting Petroleum Corp.(a)	5,860	318,198

		4,207,291

Technology 23.55%
Akamai Technologies, Inc.(a)	9,550	350,485
Analog Devices, Inc.	8,500	343,400
Atmel Corp.(a)	38,670	381,286
Autodesk, Inc.(a)	11,710	495,567
CA, Inc.	12,150	334,854
Cisco Systems, Inc.	16,150	341,573
Dell, Inc.(a)	18,950	314,570
Equinix, Inc.(a)	2,850	448,732
F5 Networks, Inc.(a)	2,860	385,986
Informatica Corp.(a)	7,400	391,460
Intel Corp.	15,550	437,110
Intuit, Inc.	6,660	400,466
KLA-Tencor Corp.	7,380	401,620
Maxim Integrated Products, Inc.	12,810	366,238
NCR Corp.(a)	19,520	423,779

Semi-Annual Report | March 31, 2012 (Unaudited)	15

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund March 31, 2012 (Unaudited)

	Shares	Value
Technology (continued)
NetApp, Inc.(a)	7,670	$343,386
ON Semiconductor Corp.(a)	35,630	321,026
Riverbed Technology, Inc.(a)	14,630	410,810
SanDisk Corp.(a)	6,430	318,864
Skyworks Solutions, Inc.(a)	15,990	442,124
Teradata Corp.(a)	5,460	372,099
Texas Instruments, Inc.	9,970	335,092
VeriFone Systems, Inc.(a)	6,520	338,192
Xilinx, Inc.	8,130	296,176

		8,994,895

Utilities 0.90%
AES Corp.(a)	26,370	344,656

TOTAL COMMON STOCKS (Cost $35,777,852)		37,784,357

EXCHANGE TRADED FUNDS 0.65%
SPDR® S&P 500® ETF Trust	1,780	250,482

TOTAL EXCHANGE TRADED FUNDS (Cost $250,421)		250,482

Total Investments - 99.57%
(Cost $36,028,273)		38,034,839

Other Assets in Excess of Liabilities - 0.43%		163,068

NET ASSETS - 100.00%		$38,197,907

(a)	Non-Income Producing Security.
(b)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2012 this security represented 0.83% of the Fund’s net assets.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

16	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 97.72%
Basic Materials 1.16%
Praxair, Inc.	4,100	$470,024

Consumer Goods 15.24%
Brown-Forman Corp. - Class B	4,310	359,411
Church & Dwight Co., Inc.	7,500	368,925
Genuine Parts Co.	7,170	449,917
Herbalife, Ltd.	7,290	501,698
The J.M. Smucker Co.	5,560	452,362
Kraft Foods, Inc. - Class A	9,420	358,054
Lorillard, Inc.	2,700	349,596
Mattel, Inc.	13,580	457,103
McCormick & Co., Inc.	6,430	349,985
Mead Johnson Nutrition Co.	5,380	443,742
Philip Morris International, Inc.	4,893	433,569
The Procter & Gamble Co.	5,480	368,311
PVH Corp.	5,120	457,369
Tyson Foods, Inc.- Class A	22,420	429,343
VF Corp.	2,820	411,664

		6,191,049

Consumer Services 24.07%
AutoZone, Inc.(a)	1,230	457,314
Bed Bath & Beyond, Inc.(a)	7,380	485,383
CarMax, Inc.(a)	13,230	458,420
Chipotle Mexican Grill, Inc.(a)	850	355,300
Comcast Corp. - Class A	13,480	404,535
Copart, Inc.(a)	12,320	321,182
Costco Wholesale Corp.	4,680	424,944
DIRECTV - Class A(a)	8,360	412,482
Discovery Communications, Inc. - Class A(a)	9,080	459,448
Dollar Tree, Inc.(a)	5,350	505,521
The Dun & Bradstreet Corp.	3,670	310,959
Foot Locker, Inc.	11,020	342,171
Limited Brands, Inc.	7,310	350,880
Lowe’s Cos., Inc.	10,970	344,239
Macy’s, Inc.	7,840	311,483
McDonald’s Corp.	4,120	404,172
McKesson Corp.	4,340	380,922
Nordstrom, Inc.	9,230	514,296
Omnicare, Inc.	12,070	429,330
O’Reilly Automotive, Inc.(a)	3,300	301,455
Safeway, Inc.	15,140	305,979
Sally Beauty Holdings, Inc.(a)	12,740	315,952
Sysco Corp.	11,020	329,057
Time Warner Cable, Inc.	4,450	362,675
Tractor Supply Co.	5,410	489,930

		9,778,029

Financials 13.04%
American Capital Agency Corp., REIT	16,670	492,432
American Tower Corp., REIT	7,350	463,197
Arch Capital Group, Ltd.(a)	7,980	297,175
Axis Capital Holdings, Ltd.	10,770	357,241
CME Group, Inc.	1,240	358,769
Digital Realty Trust, Inc., REIT	5,880	434,944

	Shares	Value
Financials (continued)
Everest Re Group, Ltd.	3,250	$300,690
Health Care REIT, Inc.	8,700	478,152
IntercontinentalExchange, Inc.(a)	2,370	325,685
Mastercard, Inc. - Class A	780	328,021
PartnerRe, Ltd.	4,990	338,771
Rayonier, Inc.	9,250	407,833
Ventas, Inc., REIT	5,510	314,621
Visa, Inc. - Class A	3,370	397,660

		5,295,191

Health Care 11.26%
Abbott Laboratories	5,420	332,192
Alexion Pharmaceuticals, Inc.(a)	4,970	461,514
Bristol-Myers Squibb Co.	13,880	468,450
Celgene Corp.(a)	6,360	493,027
Eli Lilly & Co.	12,520	504,180
Endo Pharmaceuticals Holdings, Inc.(a)	10,450	404,729
IDEXX Laboratories, Inc.(a)	3,720	325,314
Laboratory Corp. of America Holdings(a)	3,970	363,414
Merck & Co., Inc.	9,780	375,552
Pfizer, Inc.	19,520	442,323
Waters Corp.(a)	4,330	401,218

		4,571,913

Industrials 15.09%
Accenture PLC - Class A	6,140	396,030
Alliance Data Systems Corp.(a)	3,070	386,697
Automatic Data Processing, Inc.	6,140	338,867
Ball Corp.	8,580	367,910
Cintas Corp.	7,710	301,615
Fastenal Co.	6,140	332,174
Fidelity National Information Services, Inc.	12,410	411,019
General Dynamics Corp.	4,310	316,268
JB Hunt Transport Services, Inc.	9,690	526,845
Lockheed Martin Corp.	4,400	395,384
MSC Industrial Direct Co. - Class A	5,950	495,516
Northrop Grumman Corp.	5,770	352,432
Sonoco Products Co.	9,610	319,052
TransDigm Group, Inc.(a)	3,610	417,894
United Parcel Service, Inc. - Class B	5,940	479,477
Valspar Corp.	6,000	289,740

		6,126,920

Oil & Gas 3.38%
ConocoPhillips	6,400	486,464
Exxon Mobil Corp.	5,720	496,095
OGE Energy Corp.	7,290	390,015

		1,372,574

Technology 9.51%
Apple, Inc.(a)	920	551,512
EMC Corp.(a)	14,890	444,913
Google, Inc. - Class A(a)	710	455,280

Semi-Annual Report | March 31, 2012 (Unaudited)	17

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
Technology (continued)
IAC/InterActiveCorp.	9,840	$483,046
International Business Machines Corp.	2,050	427,732
QUALCOMM, Inc.	4,890	332,618
Rackspace Hosting, Inc.(a)	5,680	328,247
Red Hat, Inc.(a)	8,930	534,818
Synopsys, Inc.(a)	9,960	305,374

		3,863,540

Telecommunications 2.61%
AT&T, Inc.	9,730	303,868
Crown Castle International Corp.(a)	7,380	393,649
Verizon Communications, Inc.	9,480	362,420

		1,059,937

Utilities 2.36%
Duke Energy Corp.	16,170	339,732
ONEOK, Inc.	3,620	295,609
Sempra Energy	5,400	323,784

		959,125

TOTAL COMMON STOCKS (Cost $36,504,538)		39,688,302

EXCHANGE TRADED FUNDS 1.52%
SPDR® S&P 500® ETF Trust	4,400	619,168

TOTAL EXCHANGE TRADED FUNDS (Cost $619,122)		619,168

Total Investments - 99.24% (Cost $37,123,660)		40,307,470

Other Assets in Excess of Liabilities - 0.76%		307,559

NET ASSETS - 100.00%		$40,615,029

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

18	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 99.20%
Basic Materials 3.14%
Nucor Corp.	26,180	$1,124,431
PPG Industries, Inc.	7,930	759,694
Praxair, Inc.	9,250	1,060,420

		2,944,545

Consumer Goods 9.11%
Brown-Forman Corp. - Class B	9,720	810,551
Genuine Parts Co.	16,170	1,014,667
Herbalife, Ltd.	16,430	1,130,712
LKQ Corp.(a)	31,210	972,816
Mattel, Inc.	30,590	1,029,659
Monsanto Co.	8,710	694,710
PVH Corp.	11,530	1,029,975
Under Armour, Inc.(a)	9,850	925,900
VF Corp.	6,360	928,433

		8,537,423

Consumer Services 15.14%
Chipotle Mexican Grill, Inc.(a)	1,930	806,740
Comcast Corp. - Class A	30,360	911,104
Delta Air Lines, Inc.(a)	104,210	1,032,721
Foot Locker, Inc.	24,840	771,282
Liberty Global, Inc. - Class A(a)	14,570	729,666
Liberty Interactive Corp. - Series A(a)	38,270	730,574
Limited Brands, Inc.	16,480	791,040
Lowe’s Cos., Inc.	24,720	775,714
News Corp. - Class A	37,530	738,966
Nordstrom, Inc.	20,790	1,158,419
Omnicare, Inc.	27,190	967,148
Omnicom Group, Inc.	16,540	837,751
Signet Jewelers, Ltd.	19,380	916,286
Time Warner Cable, Inc.	10,020	816,630
Time Warner, Inc.	29,220	1,103,055
Tractor Supply Co.	12,190	1,103,926

		14,191,022

Financials 6.13%
American Financial Group, Inc.	18,260	704,471
American Tower Corp., REIT	16,560	1,043,611
Digital Realty Trust, Inc., REIT	13,230	978,623
IntercontinentalExchange, Inc.(a)	5,190	713,210
Mastercard, Inc. - Class A	1,760	740,150
Northern Trust Corp.	17,350	823,258
SLM Corp.	47,350	746,236

		5,749,559

Health Care 8.05%
Celgene Corp.(a)	14,310	1,109,311
Endo Pharmaceuticals Holdings, Inc.(a)	23,550	912,091
Express Scripts Holding Co.(a)	14,500	785,610
Henry Schein, Inc.(a)	14,910	1,128,389
Intuitive Surgical, Inc.(a)	1,580	855,965
Life Technologies Corp.(a)	18,180	887,548
United Therapeutics Corp.(a)	20,330	958,153

	Shares	Value
Health Care (continued)
Waters Corp.(a)	9,770	$905,288

		7,542,355

Industrials 25.42%
Alliance Data Systems Corp.(a)	6,890	867,864
Cooper Industries PLC	11,260	720,077
Danaher Corp.	19,310	1,081,360
Donaldson Co., Inc.	29,330	1,047,961
Fastenal Co.	13,850	749,285
FedEx Corp.	10,500	965,580
Fidelity National Information Services, Inc.	27,970	926,366
General Dynamics Corp.	9,440	692,707
Global Payments, Inc.(b)	16,760	796,100
Honeywell International, Inc.	12,860	785,103
Hubbell, Inc. - Class B	12,360	971,249
Illinois Tool Works, Inc.	19,640	1,121,837
JB Hunt Transport Services, Inc.	21,830	1,186,897
Kansas City Southern	12,410	889,673
Lincoln Electric Holdings, Inc.	21,860	990,695
Lockheed Martin Corp.	9,890	888,715
MSC Industrial Direct Co. - Class A	13,410	1,116,785
Pentair, Inc.	23,130	1,101,219
Rockwell Automation, Inc.	12,950	1,032,115
Roper Industries, Inc.	10,330	1,024,323
TransDigm Group, Inc.(a)	8,140	942,287
Trimble Navigation, Ltd.(a)	19,210	1,045,408
Tyco International, Ltd.	15,180	852,812
Union Pacific Corp.	8,870	953,348
United Parcel Service, Inc. - Class B	13,380	1,080,034

		23,829,800

Oil & Gas 5.63%
ConocoPhillips	14,430	1,096,824
Exxon Mobil Corp.	12,890	1,117,950
Marathon Petroleum Corp.	25,560	1,108,282
Valero Energy Corp.	40,120	1,033,892
The Williams Cos., Inc.	29,780	917,522

		5,274,470

Technology 23.95%
Adobe Systems, Inc.(a)	21,730	745,556
Analog Devices, Inc.	21,450	866,580
ANSYS, Inc.(a)	11,240	730,825
Apple, Inc.(a)	2,060	1,234,908
CA, Inc.	30,680	845,541
Cisco Systems, Inc.	40,760	862,074
Dell, Inc.(a)	47,820	793,812
EMC Corp.(a)	33,560	1,002,773
Equinix, Inc.(a)	7,200	1,133,640
Google, Inc. - Class A(a)	1,600	1,025,984
IAC/InterActiveCorp.	22,160	1,087,834
Informatica Corp.(a)	18,680	988,172
Intel Corp.	39,270	1,103,880
International Business Machines Corp.	4,630	966,049
Intuit, Inc.	16,820	1,011,387

Semi-Annual Report | March 31, 2012 (Unaudited)	19

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
Technology (continued)
KLA-Tencor Corp.	18,620	$1,013,300
Lam Research Corp.(a)	17,870	797,359
Maxim Integrated Products, Inc.	32,340	924,601
NetApp, Inc.(a)	19,380	867,642
QUALCOMM, Inc.	11,030	750,261
Red Hat, Inc.(a)	20,120	1,204,987
SanDisk Corp.(a)	16,240	805,342
Teradata Corp.(a)	13,800	940,470
Xilinx, Inc.	20,530	747,908

		22,450,885

Telecommunications 0.95%
Crown Castle International Corp.(a)	16,620	886,511

Utilities 1.68%
AES Corp.(a)	66,540	869,678
Sempra Energy	11,810	708,128

		1,577,806

TOTAL COMMON STOCKS
(Cost $87,082,939)		92,984,376

EXCHANGE TRADED FUNDS 0.33%
SPDR® S&P 500® ETF Trust	2,210	310,991

TOTAL EXCHANGE TRADED FUNDS
(Cost $311,008)		310,991

Total Investments - 99.53%
(Cost $87,393,947)		93,295,367

Other Assets in Excess of Liabilities - 0.47%		438,694

NET ASSETS - 100.00%		$93,734,061

(a)	Non-Income Producing Security.
(b)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2012 this security represented 0.85% of the Fund’s net assets.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

20	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 94.39%
Basic Materials 12.63%
Alcoa, Inc.	4,440	$44,489
Cliffs Natural Resources, Inc.	1,110	76,879
Consol Energy, Inc.	1,600	54,560
The Dow Chemical Co.	3,450	119,508
Eastman Chemical Co.	1,460	75,467
EI du Pont de Nemours & Co.	2,490	131,721
Huntsman Corp.	8,460	118,525
LyondellBasell Industries - Class A	1,710	74,641
Newmont Mining Corp.	1,640	84,083
Nucor Corp.	3,180	136,581
Praxair, Inc.	720	82,541
Reliance Steel & Aluminum Co.	610	34,453
Royal Gold, Inc.	470	30,653
Steel Dynamics, Inc.	7,550	109,777

		1,173,878

Consumer Goods 14.67%
Bunge, Ltd.	820	56,121
Gentex Corp.	3,260	79,870
Genuine Parts Co.	1,810	113,577
Herbalife, Ltd.	650	44,733
The J.M. Smucker Co.	1,330	108,209
Johnson Controls, Inc.	2,680	87,046
Lear Corp.	990	46,025
Leggett & Platt, Inc.	8,960	206,170
Mattel, Inc.	4,550	153,153
Mead Johnson Nutrition Co.	620	51,138
Nu Skin Enterprises, Inc.	890	51,540
Philip Morris International, Inc.	1,720	152,409
Polaris Industries, Inc.	1,280	92,352
Tupperware Brands Corp.	1,420	90,170
Tyson Foods, Inc. - Class A	1,590	30,448

		1,362,961

Consumer Services 7.04%
AmerisourceBergen Corp.	1,380	54,758
Carnival Corp.	4,220	135,378
Chico’s FAS, Inc.	3,210	48,471
DeVry, Inc.	900	30,483
The Kroger Co.	3,080	74,628
Nordstrom, Inc.	1,270	70,765
Tiffany & Co.	940	64,982
Time Warner, Inc.	3,000	113,250
Wynn Resorts, Ltd.	490	61,191

		653,906

Financials 10.78%
Aflac, Inc.	2,480	114,055
American Capital Agency Corp., REIT	8,990	265,565
Digital Realty Trust, Inc., REIT	2,200	162,734
East West Bancorp, Inc.	3,180	73,426
Franklin Resources, Inc.	280	34,728
Health Care REIT, Inc.	3,980	218,741

	Shares	Value
Financials (continued)
Waddell & Reed Financial, Inc.	4,090	$132,557

		1,001,806

Health Care 5.89%
Bristol-Myers Squibb Co.	5,060	170,775
Eli Lilly & Co.	5,060	203,766
Pfizer, Inc.	7,610	172,443

		546,984

Industrials 24.15%
3M Co.	1,240	110,620
Carlisle Cos., Inc.	1,130	56,410
CH Robinson Worldwide, Inc.	1,190	77,933
CLARCOR, Inc.	690	33,872
Cummins, Inc.	400	48,016
Donaldson Co., Inc.	880	31,442
Dover Corp.	1,250	78,675
Eaton Corp.	2,350	117,101
Hubbell, Inc. - Class B	1,040	81,723
IDEX Corp.	1,480	62,352
Illinois Tool Works, Inc.	1,860	106,243
Ingersoll-Rand PLC	1,510	62,439
Iron Mountain, Inc.	4,480	129,024
JB Hunt Transport Services, Inc.	780	42,409
Kennametal, Inc.	990	44,085
Lincoln Electric Holdings, Inc.	1,160	52,571
MeadWestvaco Corp.	4,220	133,310
MSC Industrial Direct Co. - Class A	570	47,470
PACCAR, Inc.	1,280	59,942
Packaging Corp. of America	3,520	104,157
Parker Hannifin Corp.	790	66,795
Regal-Beloit Corp.	600	39,330
Rockwell Automation, Inc.	1,030	82,091
Ryder System, Inc.	1,610	85,008
Sealed Air Corp.	5,400	104,274
TE Connectivity, Ltd.	2,170	79,747
Timken Co.	1,330	67,484
Union Pacific Corp.	780	83,834
United Parcel Service, Inc. - Class B	1,400	113,008
Waste Connections, Inc.	1,300	42,289

		2,243,654

Oil & Gas 10.63%
Chesapeake Energy Corp.	2,120	49,120
Chevron Corp.	1,070	114,747
ConocoPhillips	1,740	132,257
Devon Energy Corp.	550	39,116
Exxon Mobil Corp.	1,010	87,597
Halliburton Co.	1,050	34,849
HollyFrontier Corp.	1,260	40,509
Marathon Oil Corp.	2,360	74,812
Marathon Petroleum Corp.	2,130	92,357
Murphy Oil Corp.	1,050	59,084
Occidental Petroleum Corp.	690	65,709
Patterson-UTI Energy, Inc.	2,000	34,580
Sunoco, Inc.	2,030	77,445

Semi-Annual Report | March 31, 2012 (Unaudited)	21

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
Oil & Gas (continued)
Valero Energy Corp.	3,340	$86,072

		988,254

Technology 4.47%
Altera Corp.	830	33,051
Corning, Inc.	6,870	96,730
Intel Corp.	4,640	130,430
International Business Machines Corp.	280	58,422
Quality Systems, Inc.	1,520	66,470
Solera Holdings, Inc.	660	30,287

		415,390

Utilities 4.13%
Hawaiian Electric Industries, Inc.	7,790	197,476
Westar Energy, Inc.	6,660	186,014

		383,490

TOTAL COMMON STOCKS (Cost $8,472,447)		8,770,323

EXCHANGE TRADED FUNDS 2.71%
iShares® Dow Jones Select Dividend Index Fund	3,850	215,446
WisdomTree LargeCap Dividend Fund	690	36,542

TOTAL EXCHANGE TRADED FUNDS (Cost $251,969)		251,988

Total Investments - 97.10%
(Cost $8,724,416)		9,022,311

Other Assets in Excess of Liabilities - 2.90%		269,358

NET ASSETS - 100.00%		$9,291,669

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

See Notes to Financial Statements.

22	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS 96.61%
Basic Materials 6.04%
Alcoa, Inc.	9,260	$92,785
Cliffs Natural Resources, Inc.	1,350	93,501
Consol Energy, Inc.	2,820	96,162
The Dow Chemical Co.	2,700	93,528
LyondellBasell Industries - Class A	2,020	88,173
Praxair, Inc.	780	89,419

		553,568

Consumer Goods 14.39%
Archer- Daniels- Midland Co.	2,510	79,467
BorgWarner, Inc.(a)	1,010	85,183
Ford Motor Co.	7,140	89,179
Fossil, Inc.(a)	700	92,386
Harman International Industries, Inc.	1,790	83,790
Herbalife, Ltd.	1,380	94,972
Johnson Controls, Inc.	2,880	93,542
Kraft Foods, Inc. - Class A	1,840	69,938
Lear Corp.	2,220	103,208
Leggett & Platt, Inc.	4,110	94,571
LKQ Corp.(a)	2,630	81,977
The Procter & Gamble Co.	1,060	71,243
Tempur-Pedic International, Inc.(a)	1,100	92,873
TRW Automotive Holdings Corp.(a)	2,120	98,474
Tyson Foods, Inc. - Class A	4,600	88,090

		1,318,893

Consumer Services 15.75%
AmerisourceBergen Corp.	2,330	92,454
Bed Bath & Beyond, Inc.(a)	1,400	92,078
CarMax, Inc.(a)	2,510	86,972
Carnival Corp.	3,230	103,618
Delta Air Lines, Inc.(a)	8,780	87,010
DeVry, Inc.	2,340	79,256
Discovery Communications, Inc. - Class A(a)	1,720	87,032
Expedia, Inc.	2,480	82,931
The Interpublic Group of Cos., Inc.	7,190	82,038
Las Vegas Sands Corp.	1,580	90,961
Netflix, Inc.(a)	870	100,085
Omnicom Group, Inc.	1,430	72,429
Royal Caribbean Cruises, Ltd.	3,560	104,771
Time Warner, Inc.	2,660	100,415
Tractor Supply Co.	1,020	92,371
Wynn Resorts, Ltd.	710	88,665

		1,443,086

Financials 3.88%
Aflac, Inc.	2,010	92,440
American Capital Agency Corp., REIT	3,420	101,027
Capital One Financial Corp.	1,400	78,036
Franklin Resources, Inc.	680	84,340

		355,843

Health Care 6.99%
Bristol-Myers Squibb Co.	2,850	96,187

	Shares	Value
Health Care (continued)
Celgene Corp.(a)	1,200	$93,024
Cigna Corp.	1,600	78,800
Eli Lilly & Co.	2,570	103,494
Forest Laboratories, Inc.(a)	2,840	98,520
Medco Health Solutions, Inc.(a)	1,390	97,717
Merck & Co., Inc.	1,910	73,344

		641,086

Industrials 23.01%
Agilent Technologies, Inc.	2,010	89,465
Amphenol Corp. - Class A	1,480	88,460
Arrow Electronics, Inc.(a)	2,080	87,298
Avnet, Inc.(a)	2,650	96,434
CH Robinson Worldwide, Inc.	1,170	76,623
Cummins, Inc.	700	84,028
Donaldson Co., Inc.	2,470	88,253
Eaton Corp.	1,660	82,718
Gardner Denver, Inc.	1,170	73,733
Hubbell, Inc. - Class B	1,070	84,081
Illinois Tool Works, Inc.	1,650	94,248
Ingersoll- Rand PLC	2,170	89,729
Jabil Circuit, Inc.	3,260	81,891
JB Hunt Transport Services, Inc.	1,840	100,041
Manpower, Inc.	2,330	110,372
MeadWestvaco Corp.	2,970	93,822
Mettler-Toledo International, Inc.(a)	490	90,528
Molex, Inc.	2,740	77,049
Parker Hannifin Corp.	1,090	92,159
Sealed Air Corp.	4,390	84,771
TE Connectivity, Ltd.	2,470	90,772
Timken Co.	1,770	89,810
Union Pacific Corp.	710	76,311
United Parcel Service, Inc. - Class B	1,070	86,370

		2,108,966

Oil & Gas 11.71%
Apache Corp.	820	82,361
Chevron Corp.	810	86,864
ConocoPhillips	1,310	99,573
Denbury Resources, Inc.(a)	4,900	89,327
Devon Energy Corp.	1,180	83,922
Exxon Mobil Corp.	1,170	101,474
Halliburton Co.	2,210	73,350
HollyFrontier Corp.	2,660	85,519
Marathon Oil Corp.	2,950	93,515
Marathon Petroleum Corp.	2,150	93,224
Ultra Petroleum Corp.(a)	3,990	90,294
Valero Energy Corp.	3,650	94,060

		1,073,483

Technology 13.14%
Analog Devices, Inc.	1,950	78,780
Apple, Inc.(a)	170	101,910
Applied Materials, Inc.	5,840	72,650
Atmel Corp.(a)	8,230	81,148
CA, Inc.	2,650	73,034

Semi-Annual Report | March 31, 2012 (Unaudited)	23

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
March 31, 2012 (Unaudited)

	Shares	Value
Technology (continued)
Cognizant Technology Solutions Corp. - Class A(a)	1,240	$95,418
Google, Inc. - Class A(a)	130	83,361
Intel Corp.	3,580	100,634
Intuit, Inc.	1,410	84,783
KLA-Tencor Corp.	1,690	91,970
Maxim Integrated Products, Inc.	2,940	84,054
Skyworks Solutions, Inc.(a)	3,400	94,010
Solera Holdings, Inc.	1,940	89,027
Texas Instruments, Inc.	2,180	73,270

		1,204,049

Telecommunications 1.70%
MetroPCS Communications, Inc.(a)	9,430	85,059
Verizon Communications, Inc.	1,850	70,725

		155,784

TOTAL COMMON STOCKS
(Cost $8,528,725)		8,854,758

EXCHANGE TRADED FUNDS 1.24%
SPDR® S&P 500® ETF Trust	810	113,983

TOTAL EXCHANGE TRADED FUNDS
(Cost $114,040)		113,983

Total Investments - 97.85%
(Cost $8,642,765)		8,968,741

Other Assets in Excess of Liabilities - 2.15%		196,772

NET ASSETS - 100.00%		$9,165,513

(a)	Non-Income Producing Security.

Abbreviations:

ETF - Exchange Traded Fund

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

24	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS 97.61%
Basic Materials 6.88%
Albemarle Corp.	1,210	$77,343
CF Industries Holdings, Inc.	390	71,234
Cliffs Natural Resources, Inc.	1,380	95,579
Consol Energy, Inc.	2,860	97,526
Freeport-McMoRan Copper & Gold, Inc.	1,550	58,962
LyondellBasell Industries - Class A	2,050	89,482
Praxair, Inc.	790	90,566

		580,692

Consumer Goods 13.62%
BorgWarner, Inc.(a)	1,030	86,870
The Estee Lauder Cos., Inc. - Class A	1,360	84,238
Fossil, Inc.(a)	710	93,706
Gentex Corp.	3,200	78,400
Green Mountain Coffee Roasters, Inc.(a)	1,200	56,208
Harman International Industries, Inc.	1,820	85,194
Herbalife, Ltd.	1,400	96,348
Johnson Controls, Inc.	2,920	94,842
LKQ Corp.(a)	2,660	82,912
Monster Beverage Corp.(a)	1,130	70,162
Stanley Black & Decker, Inc.	930	71,573
Tempur-Pedic International, Inc.(a)	1,120	94,561
VF Corp.	550	80,289
Visteon Corp.(a)	1,390	73,670

		1,148,973

Consumer Services 16.16%
AmerisourceBergen Corp.	2,360	93,645
Apollo Group, Inc. - Class A(a)	1,720	66,461
Bed Bath & Beyond, Inc.(a)	1,420	93,393
CarMax, Inc.(a)	2,550	88,358
Delta Air Lines, Inc.(a)	8,890	88,100
DeVry, Inc.	2,370	80,272
Discovery Communications, Inc. - Class A(a)	1,750	88,550
Hertz Global Holdings, Inc.(a)	5,460	82,118
Las Vegas Sands Corp.	1,610	92,688
McKesson Corp.	840	73,727
Netflix, Inc.(a)	880	101,235
Scripps Networks Interactive, Inc. - Class A	1,610	78,391
Time Warner Cable, Inc.	860	70,090
Tractor Supply Co.	1,040	94,182
Walgreen Co.	2,410	80,711
Wynn Resorts, Ltd.	730	91,162

		1,363,083

Financials 4.54%
CB Richard Ellis Group, Inc. - Class A(a)	4,100	81,836
Franklin Resources, Inc.	690	85,581
IntercontinentalExchange, Inc.(a)	460	63,213
SL Green Realty Corp.	970	75,223

	Shares	Value

Financials (continued)
Visa, Inc. - Class A	650	$76,700

		382,553

Health Care 8.40%
Celgene Corp.(a)	1,220	94,574
Express Scripts Holding Co.(a)	1,240	67,183
IDEXX Laboratories, Inc.(a)	720	62,964
Intuitive Surgical, Inc.(a)	140	75,845
Life Technologies Corp.(a)	1,550	75,671
Medco Health Solutions, Inc.(a)	1,410	99,123
ResMed, Inc.(a)	2,500	77,275
Vertex Pharmaceuticals, Inc.(a)	1,900	77,919
Waters Corp.(a)	840	77,835

		708,389

Industrials 23.72%
Accenture PLC - Class A	1,180	76,110
AECOM Technology Corp.(a)	3,630	81,203
Agilent Technologies, Inc.	2,040	90,800
Alliance Data Systems Corp.(a)	590	74,316
AMETEK, Inc.	1,250	60,637
Amphenol Corp. - Class A	1,510	90,253
Arrow Electronics, Inc.(a)	2,110	88,557
Ball Corp.	1,650	70,752
Caterpillar, Inc.	700	74,564
CH Robinson Worldwide, Inc.	1,250	81,863
CSX Corp.	3,560	76,611
Cummins, Inc.	710	85,228
Deere & Co.	960	77,664
Donaldson Co., Inc.	2,500	89,325
FedEx Corp.	900	82,764
Fidelity National Information Services, Inc.	2,390	79,157
Gardner Denver, Inc.	1,250	78,775
Illinois Tool Works, Inc.	1,680	95,962
JB Hunt Transport Services, Inc.	1,870	101,672
Mettler-Toledo International, Inc.(a)	530	97,918
Timken Co.	1,800	91,332
TransDigm Group, Inc.(a)	700	81,032
Union Pacific Corp.	760	81,685
United Parcel Service, Inc. - Class B	1,150	92,828

		2,001,008

Oil & Gas 7.58%
Cimarex Energy Co.	830	62,640
Denbury Resources, Inc.(a)	4,970	90,603
Halliburton Co.	2,360	78,329
HollyFrontier Corp.	2,700	86,805
Marathon Petroleum Corp.	2,180	94,525
Oil States International, Inc.(a)	850	66,351
Ultra Petroleum Corp.(a)	4,040	91,425
Whiting Petroleum Corp.(a)	1,270	68,961

		639,639

Technology 14.83%
Altera Corp.	2,110	84,020

Semi-Annual Report | March 31, 2012 (Unaudited)	25

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
March 31, 2012 (Unaudited)

	Shares	Value

Technology (continued)
Apple, Inc.(a)	180	$107,905
Atmel Corp.(a)	8,320	82,035
BMC Software, Inc.(a)	1,860	74,698
Broadcom Corp. - Class A(a)	1,840	72,312
Cognizant Technology Solutions Corp. - Class A(a)	1,260	96,957
F5 Networks, Inc.(a)	620	83,675
Google, Inc. - Class A(a)	140	89,774
Intuit, Inc.	1,440	86,587
Lam Research Corp.(a)	1,530	68,269
Skyworks Solutions, Inc.(a)	3,440	95,116
Solera Holdings, Inc.	1,970	90,403
Symantec Corp.(a)	4,000	74,800
Teradata Corp.(a)	1,180	80,417
Xilinx, Inc.	1,750	63,752

		1,250,720

Telecommunications 1.88%
MetroPCS Communications, Inc.(a)	9,540	86,051
Virgin Media, Inc.	2,920	72,941

		158,992

TOTAL COMMON STOCKS
(Cost $8,038,711)		8,234,049

EXCHANGE TRADED FUNDS 1.40%
iShares® S&P 500® Growth Index Fund	1,570	118,331

TOTAL EXCHANGE TRADED FUNDS
(Cost $117,688)		118,331

Total Investments - 99.01%
(Cost $8,156,399)		8,352,380

Other Assets in Excess of Liabilities - 0.99%		83,200

NET ASSETS - 100.00%		$8,435,580

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

S&P - Standard & Poor’s

See Notes to Financial Statements.

26	www.transparentvalue.com

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
March 31, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS 96.62%
Basic Materials 3.19%
Alcoa, Inc.	3,490	$34,970
The Dow Chemical Co.	1,020	35,333
PPG Industries, Inc.	280	26,824

		97,127

Consumer Goods 13.62%
Archer-Daniels-Midland Co.	950	30,077
Coca-Cola Enterprises, Inc.	910	26,026
Corn Products International, Inc.	380	21,907
Ford Motor Co.	2,690	33,598
Hasbro, Inc.	640	23,501
Kraft Foods, Inc. - Class A	730	27,747
Lear Corp.	870	40,446
Leggett & Platt, Inc.	1,600	36,816
Molson Coors Brewing Co. - Class B	630	28,508
Newell Rubbermaid, Inc.	1,230	21,906
The Procter & Gamble Co.	430	28,900
TRW Automotive Holdings Corp.(a)	830	38,554
Tyson Foods, Inc. - Class A	1,740	33,321
Whirlpool Corp.	300	23,058

		414,365

Consumer Services 11.04%
Abercrombie & Fitch Co.	550	27,286
Cardinal Health, Inc.	610	26,297
Carnival Corp.	1,220	39,138
Expedia, Inc.	935	31,266
The Interpublic Group of Cos., Inc.	2,710	30,921
Liberty Interactive Corp. - Series A(a)	1,320	25,199
News Corp. - Class A	1,290	25,400
Omnicom Group, Inc.	570	28,870
Royal Caribbean Cruises, Ltd.	1,350	39,731
Safeway, Inc.	1,170	23,646
Time Warner, Inc.	1,010	38,127

		335,881

Financials 20.92%
Aflac, Inc.	760	34,952
American Capital Agency Corp., REIT	1,330	39,288
Aon PLC	510	25,021
The Bank of New York Mellon Corp.	950	22,924
BB&T Corp.	650	20,404
Capital One Financial Corp.	560	31,214
CME Group, Inc.	100	28,933
Commerce Bancshares, Inc.	603	24,434
Hartford Financial Services Group, Inc.	1,380	29,090
Invesco, Ltd.	970	25,870
Kimco Realty Corp.	1,210	23,305
Legg Mason, Inc.	780	21,785
M&T Bank Corp.	320	27,802
Morgan Stanley	1,370	26,907
New York Community Bancorp, Inc.	2,110	29,350
Northern Trust Corp.	600	28,470
NYSE Euronext	910	27,309

	Shares	Value

Financials (continued)
Piedmont Office Realty Trust, Inc. - Class A	1,150	$20,412
Prudential Financial, Inc.	420	26,624
SLM Corp.	1,630	25,689
The Travelers Cos., Inc.	360	21,312
US Bancorp	730	23,126
Ventas, Inc., REIT	430	24,553
Vornado Realty Trust	330	27,786

		636,560

Health Care 7.33%
Abbott Laboratories	420	25,742
Bristol-Myers Squibb Co.	1,080	36,450
Cigna Corp.	640	31,520
Eli Lilly & Co.	1,000	40,270
Forest Laboratories, Inc.(a)	1,080	37,465
Johnson & Johnson	340	22,426
Merck & Co., Inc.	760	29,184

		223,057

Industrials 19.12%
Avnet, Inc.(a)	1,030	37,482
Cintas Corp.	600	23,472
Eaton Corp.	660	32,888
General Dynamics Corp.	340	24,949
Hubbell, Inc. - Class B	430	33,789
Ingersoll-Rand PLC	820	33,907
Jabil Circuit, Inc.	1,230	30,897
L-3 Communications Holdings, Inc.	330	23,354
Manpower, Inc.	910	43,107
MeadWestvaco Corp.	1,120	35,381
Molex, Inc.	1,090	30,651
Norfolk Southern Corp.	400	26,332
Northrop Grumman Corp.	450	27,486
Owens Corning, Inc.(a)	720	25,941
Parker Hannifin Corp.	420	35,511
Sealed Air Corp.	1,660	32,055
TE Connectivity, Ltd.	960	35,280
Tyco International, Ltd.	530	29,775
Waste Management, Inc.	560	19,578

		581,835

Oil & Gas 8.14%
Apache Corp.	320	32,141
Chevron Corp.	310	33,244
ConocoPhillips	500	38,005
Devon Energy Corp.	450	32,004
Exxon Mobil Corp.	450	39,029
Marathon Oil Corp.	1,150	36,455
Valero Energy Corp.	1,420	36,593

		247,471

Technology 10.99%
Analog Devices, Inc.	740	29,896
Applied Materials, Inc.	2,320	28,861
CA, Inc.	1,060	29,214

Semi-Annual Report | March 31, 2012 (Unaudited)	27

Schedule of Investments
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
March 31, 2012 (Unaudited)

	Shares	Value

Technology (continued)
Computer Sciences Corp.	700	$20,958
Garmin, Ltd.	410	19,249
Intel Corp.	1,390	39,073
KLA-Tencor Corp.	640	34,829
Maxim Integrated Products, Inc.	1,150	32,878
Motorola Solutions, Inc.	390	19,824
SanDisk Corp.(a)	560	27,770
Texas Instruments, Inc.	870	29,241
Xerox Corp.	2,780	22,462

		334,255

Telecommunications 1.64%
AT&T, Inc.	690	21,549
Verizon Communications, Inc.	740	28,290

		49,839

Utilities 0.63%
DTE Energy Co.	350	19,261

TOTAL COMMON STOCKS
(Cost $2,699,562)		2,939,651

EXCHANGE TRADED FUNDS 1.09%
iShares® S&P 500® Value Index Fund	510	33,114

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,055)		33,114

Total Investments - 97.71%
(Cost $2,732,617)		2,972,765

Other Assets in Excess of Liabilities - 2.29%		69,726

NET ASSETS - 100.00%		$3,042,491

(a)	Non-Income Producing Security.

Abbreviations:

Ltd. - Limited

PLC - Public Limited Co.

REIT - Real Estate investment Trust

S&P - Standard & Poor’s

See Notes to Financial Statements.

28	www.transparentvalue.com

Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Transparent Value Dow Jones RBP® U.S. Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S.Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

ASSETS:
Investment securities, at cost	$36,028,273	$37,123,660	$87,393,947	$8,724,416

Investment securities, at value	$38,034,839	$40,307,470	$93,295,367	$9,022,311
Cash	154,042	257,011	908,327	215,319
Dividends receivable	41,043	55,876	74,659	22,163
Receivable for securities sold	–	–	2,027,346	–
Receivable for capital shares sold	19,747	240,625	298,284	174,207
Receivable due from Adviser	–	–	–	12,372
Other assets	44,055	44,105	70,931	37,134

Total Assets	38,293,726	40,905,087	96,674,914	9,483,506

LIABILITIES:
Payable for capital shares redeemed	1,480	67,047	198	157
Payable for securities purchased	32,452	161,588	2,817,590	157,531
Accrued expenses:
Payable for investment adviser fees	2,929	3,434	18,897	–
Payable for administration fees	10,542	10,724	22,815	3,007
Payable for distribution and services fees	11,089	9,683	29,189	3,980
Payable for trustees’ fees	3,846	3,944	3,691	3,793
Payable for Chief Compliance Officer fees	1,405	1,405	1,310	1,314
Accrued expenses and other payables	32,076	32,233	47,163	22,055

Total Liabilities	95,819	290,058	2,940,853	191,837

Net Assets	$38,197,907	$40,615,029	$93,734,061	$9,291,669

NET ASSETS CONSIST OF:
Paid-in capital	$34,537,417	$34,916,769	$83,575,303	$8,708,917
Accumulated net investment income	76,477	61,223	98,074	501
Accumulated net realized gain on investments	1,577,447	2,453,227	4,159,264	284,356
Net unrealized appreciation on investments	2,006,566	3,183,810	5,901,420	297,895

Net Assets	$38,197,907	$40,615,029	$93,734,061	$9,291,669

PRICING OF CLASS A SHARES:
Net assets	$6,534,487	$4,361,051	$20,572,549	$4,067,131
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	582,747	364,774	1,676,276	378,327

Net assets value, offering and redemption price per share	$11.21	$11.96	$12.27	$10.75

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$11.89	$12.69	$13.02	$11.41

PRICING OF CLASS C SHARES:
Net assets	$288,473	$1,146,743	$5,483,886	$1,418,360
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	25,744	95,461	445,253	132,238

Net assets value, offering and redemption price per share	$11.21	$12.01	$12.32	$10.73

PRICING OF CLASS F-1 SHARES:
Net assets	$28,368,651	$30,756,827	$35,167,024	$1,277,678
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	2,515,442	2,551,702	2,840,653	118,398

Net assets value, offering and redemption price per share	$11.28	$12.05	$12.38	$10.79

PRICING OF CLASS I SHARES:
Net assets	$3,006,296	$4,350,408	$32,510,602	$2,528,500
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	265,923	360,149	2,617,917	238,266

Net assets value, offering and redemption price per share	$11.31	$12.08	$12.42	$10.61

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2012 (Unaudited)	29

Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
ASSETS:
Investment securities, at cost	$8,642,765	$8,156,399	$2,732,617

Investment securities, at value	$8,968,741	$8,352,380	$2,972,765
Cash	151,901	67,994	42,534
Dividends receivable	7,572	3,381	6,877
Receivable for securities sold	344,240	–	–
Receivable for capital shares sold	146,754	–	30,879
Receivable due from Adviser	11,643	11,141	12,255
Other assets	35,656	35,517	35,996
Total Assets	9,666,507	8,470,413	3,101,306

LIABILITIES:
Payable for capital shares redeemed	–	2,799	–
Payable for securities purchased	467,632	–	29,776
Accrued expenses:
Payable for administration fees	2,586	2,597	2,270
Payable for distribution and services fees	2,786	1,351	190
Payable for trustees’ fees	3,732	3,739	3,850
Payable for Chief Compliance Officer fees	1,314	1,313	1,313
Accrued expenses and other payables	22,944	23,034	21,416
Total Liabilities	500,994	34,833	58,815
Net Assets	$9,165,513	$8,435,580	$3,042,491

NET ASSETS CONSIST OF:
Paid-in capital	$8,599,167	$7,929,581	$2,441,650
Accumulated net investment income (loss)	3,715	(8,813)	19,972
Accumulated net realized gain on investments	236,655	318,831	340,721
Net unrealized appreciation on investments	325,976	195,981	240,148
Net Assets	$9,165,513	$8,435,580	$3,042,491

PRICING OF CLASS A SHARES:
Net assets	$5,225,747	$5,482,192	$343,578
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	467,373	494,118	31,864
Net assets value, offering and redemption price per share	$11.18	$11.09	$10.78

Maximum offering price per share (NAV/0.9425), based on maximum sales charge of 5.75% of the offering price	$11.86	$11.77	$11.44

PRICING OF CLASS C SHARES:
Net assets	$850,245	$93,257	$5,343
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	76,242	8,460	499
Net assets value, offering and redemption price per share	$11.15	$11.02	$10.72

PRICING OF CLASS F-1 SHARES:
Net assets	$189,963	$5,536	$5,356
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	16,979	499	499
Net assets value, offering and redemption price per share	$11.19	$11.11	$10.74

PRICING OF CLASS I SHARES:
Net assets	$2,899,558	$2,854,595	$2,688,214
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value common stock authorized)	259,305	256,540	250,000
Net assets value, offering and redemption price per share	$11.18	$11.13	$10.75

See Notes to Financial Statements.

30	www.transparentvalue.com

Statements of Operations

	Transparent Value Dow Jones RBP® U.S.Large- Cap Aggressive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Defensive Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Market Index Fund	Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

	For the six months ended March 31, 2012 (Unaudited )	For the six months ended March 31, 2012 (Unaudited)	For the six months ended March 31, 2012 (Unaudited)	For the six months ended March 31, 2012 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $6,427, $–, $494 and $–, respectively)	$297,244	$358,505	$537,392	$115,064

Total Investment Income	297,244	358,505	537,392	115,064

EXPENSES:

Investment Adviser fees	154,138	159,954	295,723	27,250
Distribution and service fees:
Class A	7,602	4,335	30,008	4,593
Class C	574	1,514	13,219	2,045
Class F-1	32,737	35,598	38,228	1,233
Administration fees	63,755	66,228	117,821	12,439
Interest Expense	1,378	1,309	1,310	95
Custody fees	12,867	12,260	17,279	15,950
Audit and Tax fees	12,099	12,105	12,601	9,927
Legal fees	34,396	34,683	56,467	4,431
Transfer agency fees	19,264	16,341	35,778	14,909
Trustee fees	8,385	8,346	8,096	8,196
Registration fees	24,119	23,690	26,684	22,636
Insurance fees	9,975	9,511	10,385	690
Printing fees	5,673	5,422	12,699	1,592
Chief Compliance Officer fees	7,952	7,952	7,857	7,861
Other expenses	8,557	9,745	9,996	6,145

Total Expenses Before Waivers and Reimbursements	403,471	408,993	694,151	139,992

Less fees waived and/or reimbursed by Adviser:
Class A	(21,355)	(11,600)	(64,901)	(40,193)
Class C	(642)	(1,637)	(11,383)	(7,157)
Class F-1	(147,510)	(153,160)	(132,418)	(17,267)
Class I	(13,197)	(14,635)	(60,269)	(35,851)

Net Expenses	220,767	227,961	425,180	39,524

Net Investment Income	76,477	130,544	112,212	75,540

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	1,882,916	2,453,406	4,303,939	289,175
Net change in unrealized appreciation on investments	5,428,499	3,871,106	8,845,039	726,969

Net Realized and Unrealized Gain on Investments	7,311,415	6,324,512	13,148,978	1,016,144

Net Increase in Net Assets Resulting from Operations	$7,387,892	$6,455,056	$13,261,190	$1,091,684

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	31

Statements of Operations

	Transparent Value Dow Jones RBP® U.S. Large- Cap Core Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Growth Index Fund	Transparent Value Dow Jones RBP® U.S. Large- Cap Value Index Fund
	For the six months ended March 31, 2012 (Unaudited)	For the six months ended March 31, 2012 (Unaudited)	For the six months ended March 31, 2012 (Unaudited)

INVESTMENT INCOME:

Dividends (Net of foreign withholding taxes of $–, $– and $106, respectively)	$41,925	$19,098	$73,916
Total Investment Income	41,925	19,098	73,916

EXPENSES:

Investment Adviser fees	21,172	22,222	24,507
Distribution and service fees:
Class A	3,043	1,606	314
Class C	1,943	255	24
Class F-1	34	6	6
Administration fees	9,664	10,557	11,868
Interest Expense	112	313	536
Custody fees	14,500	14,080	12,222
Audit and Tax fees	9,877	9,927	9,927
Legal fees	3,810	3,822	4,584
Transfer agency fees	14,869	14,052	13,745
Trustee fees	8,135	8,142	8,253
Registration fees	23,036	22,912	22,983
Insurance fees	805	803	813
Printing fees	748	749	881
Chief Compliance Officer fees	7,861	7,861	7,861
Other expenses	6,091	6,124	6,222
Total Expenses Before Waivers and Reimbursements	125,700	123,431	124,746
Less fees waived and/or reimbursed by Adviser:
Class A	(32,777)	(16,394)	(2,909)
Class C	(8,372)	(1,039)	(90)
Class F-1	(580)	(102)	(90)
Class I	(54,326)	(77,985)	(92,399)
Net Expenses	29,645	27,911	29,258
Net Investment Income (Loss)	12,280	(8,813)	44,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain investments	273,638	353,508	395,985
Net change in unrealized appreciation on investments	769,927	725,512	887,556
Net Realized and Unrealized Gain on Investments	1,043,565	1,079,020	1,283,541
Net Increase in Net Assets Resulting from Operations	$1,055,845	$1,070,207	$1,328,199

See Notes to Financial Statements.

32	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
FROM OPERATIONS:
Net investment income (loss)	$76,477	$(66,198)
Net realized gain on investments	1,882,916	332,192
Net change in unrealized appreciation (depreciation) on investments	5,428,499	(3,823,593)
Net Increase (Decrease) in net assets resulting from operations	7,387,892	(3,557,599)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	–	(396)
Class F-1:
Dividends from net investment income	–	(25,305)
Decrease in net assets from distributions to shareholders	–	(25,701)
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	4,841,382	1,484,498
Net asset value of shares issued in reinvestment of distributions to shareholders	–	127
Payments for shares redeemed, net of redemption fees (Note 1)	(283,835)	(187,980)
Net increase in net assets from Class A capital share transactions	4,557,547	1,296,645
Class C Shares:
Proceeds from shares sold	226,576	54,000
Payments for shares redeemed, net of redemption fees (Note 1)	(1,157)	–
Net increase in net assets from Class C capital share transactions	225,419	54,000
Class F-1 Shares:
Proceeds from shares sold	5,000	29,314,448
Net asset value of shares issued in reinvestment of distributions to shareholders	–	8
Payments for shares redeemed, net of redemption fees (Note 1)	(602,611)	(8,268,824)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(597,611)	21,045,632
Class I Shares:
Proceeds from shares sold	531,437	2,521,617
Payments for shares redeemed, net of redemption fees (Note 1)	(15,177)	–
Net increase in net assets from Class I capital share transactions	516,260	2,521,617
Total Increase in Net Assets	12,089,507	21,334,594

NET ASSETS:
Beginning of period (Note 1)	26,108,400	4,773,806
End of period	$38,197,907	$26,108,400

Accumulated Net Investment Income	$76,477	$–

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	33

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
FROM OPERATIONS:
Net investment income	$130,544	$126,721
Net realized gain on investments	2,453,406	899,722
Net change in unrealized appreciation (depreciation) on investments	3,871,106	(1,025,611)
Net Increase in net assets resulting from operations	6,455,056	832
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(6,349)	(457)
From realized gains on investments	(34,228)	–
Class C:
Dividends from net investment income	(448)	–
From realized gains on investments	(4,155)	–
Class F-1:
Dividends from net investment income	(138,117)	(46,342)
From realized gains on investments	(416,129)	–
Class I:
Dividends from net investment income	(14,411)	–
From realized gains on investments	(34,241)	–
Decrease in net assets from distributions to shareholders	(648,078)	(46,799)
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	3,932,857	271,265
Net asset value of shares issued in reinvestment of distributions to shareholders	30,412	–
Payments for shares redeemed, net of redemption fees (Note 1)	(256,998)	(296)
Net increase in net assets from Class A capital share transactions	3,706,271	270,969
Class C Shares:
Proceeds from shares sold	1,069,185	40,000
Net asset value of shares issued in reinvestment of distributions to shareholders	4,279	–
Payments for shares redeemed, net of redemption fees (Note 1)	(12,425)	–
Net increase in net assets from Class C capital share transactions	1,061,039	40,000
Class F-1 Shares:
Proceeds from shares sold	283,385	28,813,830
Net asset value of shares issued in reinvestment of distributions to shareholders	20,731	14
Payments for shares redeemed, net of redemption fees (Note 1)	(607,880)	(7,697,488)
Net increase (decrease) in net assets from Class F-1 capital share transactions	(303,764)	21,116,356
Class I Shares:
Proceeds from shares sold	1,850,414	2,215,975
Net asset value of shares issued in reinvestment of distributions to shareholders	1,658	–
Payments for shares redeemed, net of redemption fees (Note 1)	(41,541)	–
Net increase in net assets from Class I capital share transactions	1,810,531	2,215,975
Total Increase in Net Assets	12,081,055	23,597,333

NET ASSETS:
Beginning of period (Note 1)	28,533,974	4,936,641
End of period	$40,615,029	$28,533,974

Accumulated Net Investment Income	$61,223	$90,004

See Notes to Financial Statements.

34	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
FROM OPERATIONS:
Net investment income (loss)	$112,212	$(38,657)
Net realized gain on investments	4,303,939	1,215,011
Net change in unrealized appreciation (depreciation) on investments	8,845,039	(3,360,867)
Net Increase (Decrease) in net assets resulting from operations	13,261,190	(2,184,513)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(3,046)	(411)
From realized gains on investments	(228,420)	–
Class C:
From realized gains on investments	(35,073)	–
Class F-1:
Dividends from net investment income	(7,855)	(19,090)
From realized gains on investments	(450,098)	–
Class I:
Dividends from net investment income	(3,237)	–
From realized gains on investments	(125,195)	–
Decrease in net assets from distributions to shareholders	(852,924)	(19,501)
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	9,564,214	10,502,707
Net asset value of shares issued in reinvestment of distributions to shareholders	199,527	–
Payments for shares redeemed, net of redemption fees (Note 1)	(1,550,891)	(295,997)
Net increase in net assets from Class A capital share transactions	8,212,850	10,206,710
Class C Shares:
Proceeds from shares sold	3,866,162	1,267,294
Net asset value of shares issued in reinvestment of distributions to shareholders	32,814	–
Payments for shares redeemed, net of redemption fees (Note 1)	(47,148)	(7,889)
Net increase in net assets from Class C capital share transactions	3,851,828	1,259,405
Class F-1 Shares:
Proceeds from shares sold	6,109,745	29,462,140
Net asset value of shares issued in reinvestment of distributions to shareholders	44,025	13
Payments for shares redeemed, net of redemption fees (Note 1)	(2,841,992)	(8,450,751)
Net increase in net assets from Class F-1 capital share transactions	3,311,778	21,011,402
Class I Shares:
Proceeds from shares sold	24,519,958	6,754,243
Net asset value of shares issued in reinvestment of distributions to shareholders	85,916	–
Payments for shares redeemed, net of redemption fees (Note 1)	(721,798)	(16,372)
Net increase in net assets from Class I capital share transactions	23,884,076	6,737,871
Total Increase in Net Assets	51,668,798	37,011,374

NET ASSETS:
Beginning of period (Note 1)	42,065,263	5,053,889
End of period	$93,734,061	$42,065,263

Accumulated Net Investment Income	$98,074	$–

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	35

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period February 10, 2011 (inception) to September 30, 2011
FROM OPERATIONS:
Net investment income	$75,540	$44,419
Net realized gain on investments	289,175	20,723
Net change in unrealized appreciation (depreciation) on investments	726,969	(429,074)
Net Increase (Decrease) in net assets resulting from operations	1,091,684	(363,932)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(38,486)	–
From realized gains on investments	(9,943)	–
Class C:
Dividends from net investment income	(5,234)	–
From realized gains on investments	(1,255)	–
Class F-1:
Dividends from net investment income	(14,115)	–
From realized gains on investments	(4,718)	–
Class I:
Dividends from net investment income	(66,366)	–
From realized gains on investments	(9,626)	–
Decrease in net assets from distributions to shareholders	(149,743)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	2,558,997	1,500,765
Net asset value of shares issued in reinvestment of distributions to shareholders	36,688	–
Payments for shares redeemed, net of redemption fees (Note 1)	(286,828)	–
Net increase in net assets from Class A capital share transactions	2,308,857	1,500,765
Class C Shares:
Proceeds from shares sold	1,306,105	69,525
Net asset value of shares issued in reinvestment of distributions to shareholders	5,292	–
Payments for shares redeemed, net of redemption fees (Note 1)	(1,007)	–
Net increase in net assets from Class C capital share transactions	1,310,390	69,525
Class F-1 Shares:
Proceeds from shares sold	1,079,742	100,970
Net asset value of shares issued in reinvestment of distributions to shareholders	18,733	–
Payments for shares redeemed, net of redemption fees (Note 1)	(76,645)	–
Net increase in net assets from Class F-1 capital share transactions	1,021,830	100,970
Class I Shares:
Proceeds from shares sold	379,285	2,029,578
Net asset value of shares issued in reinvestment of distributions to shareholders	832	–
Payments for shares redeemed, net of redemption fees (Note 1)	(3,676)	(4,696)
Net increase in net assets from Class I capital share transactions	376,441	2,024,882
Total Increase in Net Assets	5,959,459	3,332,210

NET ASSETS:
Beginning of period (Note 1)	3,332,210	–
End of period	$9,291,669	$3,332,210

Accumulated Net Investment Income	$501	$49,162

See Notes to Financial Statements.

36	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period February 10, 2011 (inception) to September 30, 2011
FROM OPERATIONS:
Net investment income	$12,280	$9,159
Net realized gain (loss) on investments	273,638	(36,983)
Net change in unrealized appreciation (depreciation) on investments	769,927	(443,951)

Net Increase (Decrease) in net assets resulting from operations	1,055,845	(471,775)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(4,672)	–
Class C:
Dividends from net investment income	(287)	–
Class F-1:
Dividends from net investment income	(52)	–
Class I:
Dividends from net investment income	(18,182)	–

Decrease in net assets from distributions to shareholders	(23,193)	–

FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	4,170,178	888,217
Net asset value of shares issued in reinvestment of distributions to shareholders	4,455	–
Payments for shares redeemed, net of redemption fees (Note 1)	(38,331)	–

Net increase in net assets from Class A capital share transactions	4,136,302	888,217

Class C Shares:
Proceeds from shares sold	616,014	171,224
Net asset value of shares issued in reinvestment of distributions to shareholders	263	–

Net increase in net assets from Class C capital share transactions	616,277	171,224

Class F-1 Shares:
Proceeds from shares sold	179,000	10,000
Net asset value of shares issued in reinvestment of distributions to shareholders	26	–

Net increase in net assets from Class F-1 capital share transactions	179,026	10,000

Class I Shares:
Proceeds from shares sold	103,590	2,500,000

Net increase in net assets from Class I capital share transactions	103,590	2,500,000

Total Increase in Net Assets	6,067,847	3,097,666

NET ASSETS:
Beginning of period (Note 1)	3,097,666	–

End of period	$9,165,513	$3,097,666

Accumulated Net Investment Income	$3,715	$14,628

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	37

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period February 10, 2011 (inception) to September 30, 2011
FROM OPERATIONS:
Net investment loss	$(8,813)	$(7,726)
Net realized gain (loss) on investments	353,508	(34,677)
Net change in unrealized appreciation (depreciation) on investments	725,512	(529,531)
Net Increase (Decrease) in net assets resulting from operations	1,070,207	(571,934)
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	5,147,855	411,333
Payments for shares redeemed, net of redemption fees (Note 1)	(34,178)	(40,213)
Net increase in net assets from Class A capital share transactions	5,113,677	371,120
Class C Shares:
Proceeds from shares sold	66,800	18,400
Net increase in net assets from Class C capital share transactions	66,800	18,400
Class F-1 Shares:
Proceeds from shares sold	–	5,000
Net increase in net assets from Class F-1 capital share transactions	–	5,000
Class I Shares:
Proceeds from shares sold	9,059	3,869,914
Payments for shares redeemed, net of redemption fees (Note 1)	(1,516,663)	–
Net increase (decrease) in net assets from Class I capital share transactions	(1,507,604)	3,869,914
Total Increase in Net Assets	4,743,080	3,692,500

NET ASSETS:
Beginning of period (Note 1)	3,692,500	–
End of period	$8,435,580	$3,692,500

Accumulated Net Investment Loss	$(8,813)	$–

See Notes to Financial Statements.

38	www.transparentvalue.com

Statements of Changes in Net Assets
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period February 10, 2011 (inception) to September 30, 2011
FROM OPERATIONS:
Net investment income	$44,658	$34,898
Net realized gain (loss) on investments	395,985	(55,264)
Net change in unrealized appreciation (depreciation) on investments	887,556	(647,408)
Net Increase (Decrease) in net assets resulting from operations	1,328,199	(667,774)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A:
Dividends from net investment income	(1,262)	–
Class C:
Dividends from net investment income	(30)	–
Class F-1:
Dividends from net investment income	(53)	–
Class I:
Dividends from net investment income	(64,112)	–
Decrease in net assets from distributions to shareholders	(65,457)	–
FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares:
Proceeds from shares sold	262,328	60,936
Net asset value of shares issued in reinvestment of distributions to shareholders	1,230	–
Payments for shares redeemed, net of redemption fees (Note 1)	(10,383)	–
Net increase in net assets from Class A capital share transactions	253,175	60,936
Class C Shares:
Proceeds from shares sold	–	5,000
Net increase in net assets from Class C capital share transactions	–	5,000
Class F-1 Shares:
Proceeds from shares sold	–	5,000
Net increase in net assets from Class F-1 capital share transactions	–	5,000
Class I Shares:
Proceeds from shares sold	–	5,131,579
Net asset value of shares issued in reinvestment of distributions to shareholders	33,716	–
Payments for shares redeemed, net of redemption fees (Note 1)	(3,041,883)	–
Net increase (decrease) in net assets from Class I capital share transactions	(3,008,167)	5,131,579
Total Increase (Decrease) in Net Assets	(1,492,250)	4,534,741

NET ASSETS:
Beginning of period (Note 1)	4,534,741	–
End of period	$3,042,491	$4,534,741

Accumulated Net Investment Income	$19,972	$40,771

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2012 (Unaudited)	39

Financial Highlights
For a share outstanding throughout the period presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Class A
3/31/2012	$ 8.91	0.01(b)	2.29	2.30	–	–	–
9/30/2011	$ 9.54	(0.04)(b)	(0.59)	(0.63)	(0.05)	–	(0.05)
9/30/2010(g)	$ 10.00	0.01	(0.47)	(0.46)	–	–	–
Class C
3/31/2012	$ 8.92	0.00(c)	2.29	2.29	–	–	–
9/30/2011(h)	$ 11.51	(0.03)	(2.56)	(2.59)	–	–	–
Class F-1
3/31/2012	$ 8.96	0.02	2.30	2.32	–	–	–
9/30/2011	$ 9.55	(0.03)	(0.55)	(0.58)	(0.01)	–	(0.01)
9/30/2010(g)	$ 10.00	0.02	(0.47)	(0.45)	–	–	–
Class I
3/31/2012	$ 8.97	0.03	2.31	2.34	–	–	–
9/30/2011(j)	$ 11.49	(0.01)	(2.51)	(2.52)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Class A
3/31/2012	$ 10.03	0.03	1.96	1.99	(0.03)	(0.03)	(0.06)
9/30/2011	$ 9.87	0.10	0.15	0.25	(0.09)	–	(0.09)
9/30/2010(g)	$ 10.00	0.01	(0.14)	(0.13)	–	–	–
Class C
3/31/2012	$ 10.10	0.03	1.93	1.96	(0.02)	(0.03)	(0.05)
9/30/2011(h)	$ 11.04	0.00(c)	(0.94)	(0.94)	–	–	–
Class F-1
3/31/2012	$ 10.13	0.04	1.96	2.00	(0.05)	(0.03)	(0.08)
9/30/2011	$ 9.87	0.04	0.23	0.27	(0.01)	–	(0.01)
9/30/2010(g)	$ 10.00	0.02	(0.15)	(0.13)	–	–	–
Class I
3/31/2012	$ 10.15	0.05	1.98	2.03	(0.07)	(0.03)	(0.10)
9/30/2011(j)	$ 10.89	0.04	(0.78)	(0.74)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Per share numbers have been calculated using the average share method.
(c)	Less than $0.01.
(d)	Not Annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2012.
(g)	Period from April 27, 2010 (inception date) through September 30, 2010.
(h)	Period from April 18, 2011 (inception date) through September 30, 2011.
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(j)	Period from February 15, 2011 (inception date) through September 30, 2011.
(k)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.

See Notes to Financial Statements.

40	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the period presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of period(000)	Ratio of expenses before waivers/ reimburse- ments to average net assets	Ratio of expenses after waivers/ reimburse- ments to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

0.00(c)	$ 11.21	25.81%(d)	$6,534	2.64%(e)(k)	1.51%(e)(k)	0.19%(e)	128%(d)(f)
0.05	$ 8.91	(6.13%)	$1,055	3.04%	1.50%	(0.42%)	304%
–	$ 9.54	(4.60%)(d)	$48	11.53%(e)	1.50%(e)	0.35%(e)	131%(d)

–	$ 11.21	25.67%(d)	$288	3.24%(e)(k)	2.11%(e)(k)	(0.16%)(e)	128%(d)(f)
–	$ 8.92	(22.50%)(d)	$43	3.53%(e)	2.10%(e)	(1.04%)(e)	304%(d)(i )

–	$ 11.28	25.89%(d)	$28,369	2.49%(e)(k)	1.36%(e)(k)	0.49%(e)	128%(d)(f)
0.00(c)	$ 8.96	(6.11%)	$23,043	2.83%	1.35%	(0.23%)	304%
–	$ 9.55	(4.50%)(d)	$4,726	11.37%(e)	1.35%(e)	0.50%(e)	131%(d)

–	$ 11.31	26.09%(d)	$3,006	2.24%(e)(k)	1.11%(e)(k)	0.75%(e)	128%(d)(f)
–	$ 8.97	(21.93%)(d)	$1,968	2.49%(e)	1.10%(e)	(0.09%)(e)	304%(d)(i )

0.00(c)	$ 11.96	21.36%(d)	$4,361	2.59%(e)(k)	1.51%(e)(k)	0.68%(e)	107%(d)(f)
0.00(c)	$ 10.03	2.51%	$298	3.17%	1.50%	0.37%	288%
–	$ 9.87	(1.30%)(d)	$49	11.21%(e)	1.50%(e)	0.31%(e)	109%(d)

–	$ 12.01	20.87%(d)	$1,147	3.19%(e)(k)	2.11%(e)(k)	0.07%(e)	107%(d)(f)
–	$ 10.10	(8.51%)(d)	$35	3.41%(e)	2.10%(e)	0.06%(e)	288%(d)(i )

0.00(c)	$ 12.05	21.31%(d)	$30,757	2.44%(e)(k)	1.36%(e)(k)	0.76%(e)	107%(d)(f)
0.00(c)	$ 10.13	2.77%	$26,135	2.82%	1.35%	0.43%	288%
–	$ 9.87	(1.30%)(d)	$4,887	11.06%(e)	1.35%(e)	0.46%(e)	109%(d)

0.00(c)	$ 12.08	21.53%(d)	$4,350	2.19%(e)(k)	1.11%(e)(k)	1.06%(e)	107%(d)(f)
–	$ 10.15	(6.80%)(d)	$2,066	2.45%(e)	1.10%(e)	0.65%(e)	288%(d)(i )

Semi-Annual Report | March 31, 2012 (Unaudited)	41

Financial Highlights
For a share outstanding throughout the period presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Class A
3/31/2012	$ 10.05	–	2.30	2.30	(0.00)(b)	(0.08)	(0.08)
9/30/2011	$ 9.90	0.05	0.16	0.21	(0.08)	–	(0.08)
9/30/2010(f)	$ 10.00	0.03	(0.13)	(0.10)	–	–	–
Class C
3/31/2012	$ 10.11	(0.01)	2.30	2.29	–	(0.08)	(0.08)
9/30/2011(g)	$ 11.63	(0.01)	(1.51)	(1.52)	–	–	–
Class F-1
3/31/2012	$ 10.13	0.02	2.31	2.33	(0.00)(b)	(0.08)	(0.08)
9/30/2011	$ 9.91	(0.04)	0.27	0.23	(0.01)	–	(0.01)
9/30/2010(f)	$ 10.00	0.03	(0.12)	(0.09)	–	–	–
Class I
3/31/2012	$ 10.15	–	2.35	2.35	(0.00)(b)	(0.08)	(0.08)
9/30/2011(i )	$ 11.54	0.01	(1.40)	(1.39)	–	–	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund
Class A
3/31/2012	$ 8.88	0.10	1.95	2.05	(0.16)	(0.02)	(0.18)
9/30/2011(g)	$ 10.20	0.05	(1.37)	(1.32)	–	–	–
Class C
3/31/2012	$ 8.86	0.06	1.96	2.02	(0.13)	(0.02)	(0.15)
9/30/2011(g)	$ 10.20	0.06	(1.40)	(1.34)	–	–	–
Class F-1
3/31/2012	$ 8.90	0.12	1.95	2.07	(0.16)	(0.02)	(0.18)
9/30/2011(g)	$ 10.20	0.03	(1.33)	(1.30)	–	–	–
Class I
3/31/2012	$ 8.91	0.13	1.91	2.04	(0.32)	(0.02)	(0.34)
9/30/2011(j)	$ 10.00	0.18	(1.27)	(1.09)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Less than $0.01.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2012.
(f)	Period from April 27, 2010 (inception date) through September 30, 2010.
(g)	Period from April 18, 2011 (inception date) through September 30, 2011.
(h)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(i)	Period from February 15, 2011 (inception date) through September 30, 2011.
(j)	Period from February 10, 2011 (inception date) through September 30, 2011.

See Notes to Financial Statements.

42	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the period presented.

Redemption Fees Added to Paid In Capital	Net Asset Value End of Period	Total return(a)	Net assets, end of Period (000)	Ratio of expenses before waivers/ reimburse- ments to average net assets	Ratio of expenses after waivers / reimburse- ments to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

0.00(b)	$ 12.27	24.04%(c)	$ 20,573	2.36%(d)	1.50%(d)	0.22%(d)	152%(c)(e)
0.02	$ 10.05	2.29%	$ 9,452	2.96%	1.50%	0.20%	331%
–	$ 9.90	(1.00%)(c)	$ 50	11.15%(d)	1.50%(d)	0.68%(d)	123%(c)

–	$ 12.32	23.77%(c)	$ 5,484	2.96%(d)	2.10%(d)	(0.35%)(d)	152%(c)(e)
0.00(b)	$ 10.11	(13.07%)(c)	$ 1,115	3.54%(d)	2.10%(d)	(0.47%)(d)	331%(c)(h)

0.00(b)	$ 12.38	24.15%(c)	$ 35,167	2.21%(d)	1.35%(d)	0.33%(d)	152%(c)(e)
0.00(b)	$ 10.13	2.28%	$ 25,749	2.83%	1.35%	(0.17%)	331%
–	$ 9.91	(0.90%)(c)	$ 5,004	11.00%(d)	1.35%(d)	0.83%(d)	123%(c)

–	$ 12.42	24.32%(c)	$ 32,511	1.96%(d)	1.10%(d)	0.71%(d)	152%(c)(e)
0.00(b)	$ 10.15	(12.05%)(c)	$ 5,750	2.48%(d)	1.10%(d)	0.20%(d)	331%(c)(h)

0.00(b)	$ 10.75	23.71%(c)	$ 4,067	5.00%(d)	1.50%(d)	2.54%(d)	160%(c)(e)
–	$ 8.88	(12.94%)(c)	$ 1,371	8.72%(d)	1.50%(d)	4.42%(d)	121%(c)(h)

–	$ 10.73	23.40%(c)	$ 1,418	5.60%(d)	2.10%(d)	2.23%(d)	160%(c)(e)
–	$ 8.86	(13.14%)(c)	$ 62	10.02%(d)	2.10%(d)	2.44%(d)	121%(c)(h)

0.00(b)	$ 10.79	23.89%(c)	$ 1,278	4.85%(d)	1.35%(d)	2.64%(d)	160%(c)(e)
–	$ 8.90	(12.75%)(c)	$ 98	9.67%(d)	1.35%(d)	7.01%(d)	121%(c)(h)

–	$ 10.61	23.98%(c)	$ 2,529	4.60%(d)	1.10%(d)	2.82%(d)	160%(c)(e)
–	$ 8.91	(10.90%)(c)	$ 1,801	10.44%(d)	1.10%(d)	2.79%(d)	121%(c)(h)

Semi-Annual Report | March 31, 2012 (Unaudited)	43

Financial Highlights
For a share outstanding throughout the period presented.

Year or Period End	Net Asset Value - beginning of period	Net Investment Income (Loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized capital gains	Total distributions
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Class A
3/31/2012	$ 8.67	0.01	2.54	2.55	(0.04)	–	(0.04)
9/30/2011(f)	$ 10.06	0.01	(1.40)	(1.39)	–	–	–
Class C
3/31/2012	$ 8.64	(0.01)	2.53	2.52	(0.01)	–	(0.01)
9/30/2011(f)	$ 10.06	0.00(b)	(1.42)	(1.42)	–	–	–
Class F-1
3/31/2012	$ 8.68	0.02	2.54	2.56	(0.05)	–	(0.05)
9/30/2011(f)	$ 10.06	0.01	(1.39)	(1.38)	–	–	–
Class I
3/31/2012	$ 8.68	0.03	2.54	2.57	(0.07)	–	(0.07)
9/30/2011(h)	$ 10.00	0.03	(1.35)	(1.32)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Class A
3/31/2012	$ 8.58	(0.02)	2.53	2.51	–	–	–
9/30/2011(f)	$ 10.03	(0.01)	(1.44)	(1.45)	–	–	–
Class C
3/31/2012	$ 8.56	(0.04)	2.50	2.46	–	–	–
9/30/2011(f)	$ 10.03	(0.02)	(1.45)	(1.47)	–	–	–
Class F-1
3/31/2012	$ 8.59	(0.03)	2.55	2.52	–	–	–
9/30/2011(f)	$ 10.03	(0.03)	(1.41)	(1.44)	–	–	–
Class I
3/31/2012	$ 8.60	(0.02)	2.55	2.53	–	–	–
9/30/2011(h)	$ 10.00	(0.02)	(1.38)	(1.40)	–	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Class A
3/31/2012	$ 8.47	0.04	2.34	2.38	(0.07)	–	(0.07)
9/30/2011(f)	$ 10.03	0.02	(1.58)	(1.56)	–	–	–
Class C
3/31/2012	$ 8.44	0.03	2.31	2.34	(0.06)	–	(0.06)
9/30/2011(f)	$ 10.03	0.03	(1.62)	(1.59)	–	–	–
Class F-1
3/31/2012	$ 8.47	0.08	2.30	2.38	(0.11)	–	(0.11)
9/30/2011(f)	$ 10.03	0.06	(1.62)	(1.56)	–	–	–
Class I
3/31/2012	$ 8.48	0.12	2.27	2.39	(0.12)	–	(0.12)
9/30/2011(h)	$ 10.00	0.07	(1.59)	(1.52)	–	–	–

(a)	Total return does not reflect the effect of sales charges on Class A and Class C Shares.
(b)	Less than $0.01.
(c)	Not Annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is calculated at the Fund level and represents the six months ended March 31, 2012.

(f)	Period from April 18, 2011 (inception date) through September 30, 2011.
(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended September 30, 2011.
(h)	Period from February 10, 2011 (inception date) through September 30, 2011.
(i)	Amounts include the effect of the interest expense associated with the Funds’ Line of Credit.

See Notes to Financial Statements.

44	www.transparentvalue.com

Financial Highlights
For a share outstanding throughout the period presented.

Redemption Fees Added to Paid In Capital	Net Asset Value end of period	Total return(a)	Net assets, End of Period (000)	Ratio of expenses before waivers/ reimburse- ments to average net assets	Ratio of expenses after waivers / reimbursements to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

0.00(b)	$ 11.18	29.51%(c)	$ 5,226	5.82%(d)( i)	1.51%(d)(i )	0.39%(d)	138%(c)(e)
–	$ 8.67	(13.82%)(c)	$ 772	7.96%(d)	1.50%(d)	0.84%(d)	129%(c)(g)

–	$ 11.15	29.16%(c)	$ 850	6.42%(d)( i)	2.11%(d)(i )	(0.18%)(d)	138%(c)(e)
–	$ 8.64	(14.11%)(c)	$ 147	8.57%(d)	2.10%(d)	0.09%(d)	129%(c)(g)

–	$ 11.19	29.63%(c)	$ 190	5.67%(d)( i)	1.36%(d)(i )	0.47%(d)	138%(c)(e)
–	$ 8.68	(13.72%)(c)	$ 9	8.48%(d)	1.35%(d)	0.42%(d)	129%(c)(g)

–	$ 11.18	29.79%(c)	$ 2,900	5.42%(d)( i)	1.11%(d)(i )	0.76%(d)	138%(c)(e)
–	$ 8.68	(13.20%)(c)	$ 2,171	9.00%(d)	1.10%(d)	0.51%(d)	129%(c)(g)

–	$ 11.09	28.80%(c)	$ 5,482	5.59%(d)( i)	1.51%(d)(i )	(0.69%)(d)	131%(c)(e)
–	$ 8.58	(14.46%)(c)	$ 314	7.06%(d)	1.50%(d)	(0.58%)(d)	112%(c)(g)

–	$ 11.02	28.74%(c)	$ 93	6.19%(d)( i)	2.11%(d)(i )	(1.19%)(d)	131%(c)(e)
–	$ 8.56	(14.66%)(c)	$ 17	8.78%(d)	2.10%(d)	(1.39%)(d)	112%(c)(g)

–	$ 11.11	29.34%(c)	$ 6	5.44%(d)( i)	1.36%(d)(i )	(0.55%)(d)	131%(c)(e)
–	$ 8.59	(14.36%)(c)	$ 4	8.36%(d)	1.35%(d)	(0.66%)(d)	112%(c)(g)

–	$ 11.13	29.42%(c)	$ 2,855	5.19%(d)( i)	1.11%(d)(i )	(0.30%)(d)	131%(c)(e)
–	$ 8.60	(14.00%)(c)	$ 3,357	8.54%(d)	1.10%(d)	(0.41%)(d)	112%(c)(g)

–	$ 10.78	28.16%(c)	$ 344	5.22%(d)( i)	1.52%(d)(i )	1.25%(d)	86%(c)(e)
–	$ 8.47	(15.55%)(c)	$ 55	6.91%(d)	1.50%(d)	1.39%(d)	110%(c)(g)

–	$ 10.72	27.82%(c)	$ 5	5.82%(d)( i)	2.12%(d)(i )	0.68%(d)	86%(c)(e)
–	$ 8.44	(15.85%)(c)	$ 4	8.90%(d)	2.10%(d)	0.64%(d)	110%(c)(g)

–	$ 10.74	28.22%(c)	$ 5	5.07%(d)( i)	1.37%(d)(i )	1.43%(d)	86%(c)(e)
–	$ 8.47	(15.55%)(c)	$ 4	8.16%(d)	1.35%(d)	1.39%(d)	110%(c)(g)

–	$ 10.75	28.40%(c)	$ 2,688	4.82%(d)( i)	1.12%(d)(i )	1.75%(d)	86%(c)(e)
–	$ 8.48	(15.20%)(c)	$ 4,471	8.03%(d)	1.10%(d)	1.78%(d)	110%(c)(g)

Semi-Annual Report | March 31, 2012 (Unaudited)	45

Notes to Financial Statements
March 31, 2012 (Unaudited)

1. ORGANIZATION

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009. The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund, the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund, and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund (each, a “Fund”, and collectively, the “Funds”) are each organized as a non-diversified series under the Trust.

The Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund commenced operations on April 27, 2010, and the only transaction prior to commencement of operations was the initial sale of 10,000 shares for $100,000 to GPAM Holdings, LLC. The Transparent Value Dow Jones RBP® U.S. Dividend Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund, the Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund and the Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund commenced operations on February 10, 2011.

The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund.” The affairs of the Trust are supervised by a Board of Trustees (the “Board”). The Board has delegated the day-to-day operations of the Funds to the investment adviser, which operates the Funds under the Board’s general supervision. The investment adviser to the Funds is Guggenheim Investment Management, LLC (the “Adviser”), and the sub-adviser is Transparent Value Advisors, LLC (the “Sub-Adviser”). The Adviser’s principal place of business is located at 135 East 57th Street, 6th Floor, New York, NY 10022. The Adviser, a Delaware Corporation formed in 2001, is a diversified financial services firm with a sophisticated array of wealth and investment management services. The Adviser is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm that is an indirect subsidiary of Guggenheim Capital, LLC. The Sub-Adviser, a Delaware limited liability company formed in 2006, selected and developed the Funds’ investment strategies and analyzes each Fund’s performance and adherence to such strategies. The Sub-Adviser is a wholly-owned subsidiary of Transparent Value, LLC, which, in turn, is a wholly-owned subsidiary of Guggenheim Transparent Value, LLC. Guggenheim Transparent Value, LLC is a majority-owned, indirect subsidiary of Guggenheim Partners, LLC. The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond to the total return performance of the Dow Jones RBP® U.S Large-Cap Aggressive IndexSM (the “Aggressive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Market IndexSM (the “Market Index” or “Index”), the Dow Jones RBP® U.S. Dividend IndexSM (the “Dividend Index” or “Index”), the Dow Jones RBP® U.S. Large-Cap Core IndexSM (the “Core Index” or “Index”), the Dow Jones RBP® U.S.

Large-Cap Growth IndexSM (the “Growth Index” or “Index”), and the Dow Jones RBP® U.S. Large-Cap ValueSM (the “Value Index” or “Index”), respectively.

The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest (“shares”) and different classes of shares of each series. Each Fund offers Class A Shares, Class C Shares, Class F-1 Shares and Class I Shares. Class A Shares issued by the Funds are subject to a maximum sales charge of 5.75% of the offering price. Class C Shares issued by the Funds are subject to a maximum deferred sales charge of 1.00% of the net asset value.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

	Class A	Class C	Class F-1	Class I
Redemption Fees	$436	$–	$–	$–
TOTAL	$436	$–	$–	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
	Class A	Class C	Class F-1	Class I
Redemption Fees	$275	$–	$38	$9
TOTAL	$275	$–	$38	$9

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
	Class A	Class C	Class F-1	Class I
Redemption Fees	$990	$–	$1,262	$–
TOTAL	$990	$–	$1,262	$–

Transparent Value Dow Jones RBP® Dividend Index Fund
	Class A	Class C	Class F-1	Class I
Redemption Fees	$1,091	$–	$93	$–
TOTAL	$1,091	$–	$93	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
	Class A	Class C	Class F-1	Class I
Redemption Fees	$19	$–	$–	$–
TOTAL	$19	$–	$–	$–

There were no redemption fees collected from the other Funds during the six months ended March 31, 2012.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

46	www.transparentvalue.com

Notes to Financial Statements
March 31, 2012 (Unaudited)

A) Net Asset Value: The net asset value (“NAV”) of the Fund share classes (Class A, Class C, Class F-1 and Class I) are computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading.

B) Investment Valuation: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time, if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not readily available or determined to not represent the fair value of the security as of a Funds’ pricing time, the security will be valued at fair value as determined by a valuation committee pursuant to the valuation policies approved by the Board.

C) Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions are determined on the basis of identified cost for both financial reporting and income tax purposes.

D) Use of Estimates: The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

E) Distributions to Shareholders: The Funds intend to annually distribute to shareholders all of their net income and/or capital gains with the exception of the Transparent Value Dow Jones RBP® U.S. Dividend Index Fund which makes quarterly income distributions. Distributions to shareholders are recorded by the Funds on ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

3. FAIR VALUE MEASUREMENTS

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1–Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2–Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3–Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Semi-Annual Report | March 31, 2012 (Unaudited)	47

Notes to Financial Statements
March 31, 2012 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds’ investments carried at value:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$37,468,482	$315,875	$–	$37,784,357
Exchange Traded Funds	250,482	–	–	250,482
TOTAL	$37,718,964	$315,875	$–	$38,034,839

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$39,688,302	$–	$–	$39,688,302
Exchange Traded Funds	619,168	–	–	619,168
TOTAL	$40,307,470	$–	$–	$40,307,470

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$92,188,276	$796,100	$–	$92,984,376
Exchange Traded Funds	310,991	–	–	310,991
TOTAL	$92,499,267	$796,100	$–	$93,295,367

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,770,323	$–	$–	$8,770,323
Exchange Traded Funds	251,988	–	–	251,988
TOTAL	$9,022,311	$–	$–	$9,022,311

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,854,758	$–	$–	$8,854,758
Exchange Traded Funds	113,983	–	–	113,983
TOTAL	$8,968,741	$–	$–	$8,968,741

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,234,049	$–	$–	$8,234,049
Exchange Traded Funds	118,331	–	–	118,331
TOTAL	$8,352,380	$–	$–	$8,352,380

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,939,651	$–	$–	$2,939,651
Exchange Traded Funds	33,114	–	–	33,114
TOTAL	$2,972,765	$–	$–	$2,972,765

There were no transfers between Levels 1 and 2 during the period except in the Transparent Value Dow Jones RBP® U.S. Large Cap Aggressive Index Fund and the Transparent Value Dow Jones RBP® U.S. Large Cap Market Index Fund in the amounts of $315,875 and $796,100, respectively. The transfers were a result of halted trading on a portfolio holding.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

For the six months ended March 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INCOME TAX

The Funds’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds have qualified and intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all net investment income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Accounting Standards Codification “(ASC”) 740-10 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10

48	www.transparentvalue.com

Notes to Financial Statements
March 31, 2012 (Unaudited)

requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely than-not” of being sustained by the applicable tax authority based on technical merits of the position. Tax benefits from tax positions not deemed to meet the more-likely-than-not threshold should not be recognized in the year of determination. Management has reviewed the Funds’ tax positions for all open tax years and concluded that the Funds have no material uncertain tax positions at September 30, 2011. As of September 30, 2011, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions they have taken or expect to take in future tax returns. The Funds have not recorded any penalties and/or interest related to uncertain tax positions.

Net unrealized appreciation (depreciation) of investments based on federal tax cost as of March 31, 2012, were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$2,436,888
Gross depreciation on investments (excess of tax cost over value)	(440,383)
Net unrealized appreciation	1,996,505

Cost of investments for income tax purposes	$36,038,334

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Gross appreciation on investments (excess of value over tax cost)	$3,285,252
Gross depreciation on investments (excess of tax cost over value)	(101,623)
Net unrealized appreciation	3,183,629

Cost of investments for income tax purposes	$37,123,841

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Gross appreciation on investments (excess of value over tax cost)	$6,480,167
Gross depreciation on investments (excess of tax cost over value)	(584,166)
Net unrealized appreciation	5,896,001

Cost of investments for income tax purposes	$87,399,366

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Gross appreciation on investments (excess of value over tax cost)	$412,717
Gross depreciation on investments (excess of tax cost over value)	(118,401)
Net unrealized appreciation	294,316

Cost of investments for income tax purposes	$8,727,995

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Gross appreciation on investments (excess of value over tax cost)	$481,533
Gross depreciation on investments (excess of tax cost over value)	(157,165)
Net unrealized appreciation	324,368

Cost of investments for income tax purposes	$8,644,373

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Gross appreciation on investments (excess of value over tax cost)	$319,567
Gross depreciation on investments (excess of tax cost over value)	(183,126)
Net unrealized appreciation	136,441

Cost of investments for income tax purposes	$8,215,939

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Gross appreciation on investments (excess of value over tax cost)	$260,312
Gross depreciation on investments (excess of tax cost over value)	(22,756)
Net unrealized appreciation	237,556

Cost of investments for income tax purposes	$2,735,209

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

Semi-Annual Report | March 31, 2012 (Unaudited)	49

Notes to Financial Statements
March 31, 2012 (Unaudited)

As of September 30, 2011, the components of distributable earnings on a tax basis were as follows:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund

Undistributed net investment income	$–
Accumulated net realized loss	(301,479)
Unrealized depreciation on investments	(3,425,923)
Total	$(3,727,402)

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund

Undistributed net investment income	$563,319
Accumulated net realized gain	15,439
Unrealized depreciation on investments	(687,476)
Total	$(108,718)

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund

Undistributed net investment income	$722,098
Accumulated net realized gain	17,962
Unrealized depreciation on investments	(2,989,568)
Total	$(2,249,508)

Transparent Value Dow Jones RBP® U.S. Dividend Index Fund

Undistributed net investment income	$73,081
Accumulated net realized gain	1,138
Unrealized depreciation on investments	(433,408)
Total	$(359,189)

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund

Undistributed net investment income	$14,628
Accumulated net realized loss	(35,749)
Unrealized depreciation on investments	(445,185)
Total	$(466,306)

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund

Undistributed net investment income	$–
Accumulated net realized loss	(34,525)
Unrealized depreciation on investments	(529,683)
Total	$(564,208)

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund

Undistributed net investment income	$40,771
Accumulated net realized loss	(55,264)
Unrealized depreciation on investments	(647,408)
Total	$(661,901)

The tax character of distributions paid for the year ending September 30, 2011 were as follows:

	Ordinary Income	Long-Term Capital Gain
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$ 25,701	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	46,799	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	19,501	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–	–

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets under accounting principles generally accepted in the United States. Accordingly, for the period ended September 30, 2011, certain differences were reclassified as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized gain (loss) on Investments	Paid-in Capital
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$81,530	$–	$(81,530)
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	$–	$–	$–

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	$40,451	$(40,450)	$(1)
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	$4,743	$–	$(4,743)
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	$5,469	$–	$(5,469)
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	$7,726	$–	$(7,726)
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	$5,873	$–	$(5,873)

50	www.transparentvalue.com

Notes to Financial Statements
March 31, 2012 (Unaudited)

These differences were primarily due to the differing tax treatment of certain nondeductible expenses.

Included in the amounts reclassified were net operating losses offset to paid in capital.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$66,027
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	2,146
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–

Capital Loss Carryforwards

As of September 30, 2011, the following funds had available for Federal income tax purposes unused capital losses as follows:

	Expires September 2018	Short-Term Capital Losses deferred to September 2012
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$301,479	$–
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–	35,749	*
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–	34,525	*
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–	55,264	*

*	Please see Regulated Investment Company Modernization Act 2010 discussion below.

During the year ended September 30, 2011, the following funds utilized capital loss carryovers of:

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	$335,082
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	410,910
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	479,643
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	–

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	–
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	–

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

5. INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund
Purchases	$46,278,215
Sales	$41,638,621

Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund
Purchases	$41,564,157
Sales	$36,023,072

Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund
Purchases	$134,755,144
Sales	$96,492,677

Transparent Value Dow Jones RBP® U.S. Large-Cap U.S. Dividend Index Fund
Purchases	$13,993,380
Sales	$9,202,096

Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund
Purchases	$11,235,077
Sales	$6,367,505

Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund
Purchases	$9,982,062
Sales	$6,373,010

Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund
Purchases	$4,161,479
Sales	$6,968,065

Semi-Annual Report | March 31, 2012 (Unaudited)	51

Notes to Financial Statements
March 31, 2012 (Unaudited)

6.	INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement: The Trust and the Adviser have entered into an investment advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser, makes investment decisions for each Fund, and manages the investment portfolios and business affairs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses of each Fund to the extent necessary to keep net expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) from exceeding 1.50%, 2.10%, 1.35% and 1.10% of each Fund’s average daily net assets of the Class A Shares, Class C Shares, Class F-1 Shares and Class I, respectively, until January 31, 2013. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements for a Fund, that Fund will reimburse the Adviser for all or a portion of its prior fee reductions or expense reimbursements made for the Fund during the preceding three-year period during which this agreement was in place, provided that the Fund’s expense limitation is not exceeded. No reimbursement shall be paid to the Adviser with respect to any Fund until reported to the Board. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, no more than sixty (60) days’ nor less than thirty (30) days’ prior written notice to the Trust, effective as of the close of business on the last day of the then current one-year period.

Sub-Advisory Agreement: The Sub-Adviser and the Adviser have entered into an investment sub-advisory agreement dated March 15, 2010 and amended on January 28, 2011 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser provides services and advice to the Funds and the Adviser in connection with each Fund’s efforts to replicate its Index. For its services under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser, out of the advisory fees it receives from the Funds, at an annual rate of 0.95% based on the average daily net assets of each Fund.

Certain officers of the Funds are also officers and owners of the Sub-Adviser.

ALPS Distributors, Inc. (the “Distributor” or “ADI”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter for the Trust’s shares.

Distribution Plan: The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) which provides that Class A Shares, Class C Shares and Class F-1 Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25%, 1.00% and 0.25%, respectively, of the average daily net assets of the shares. Under the Plan, the Distributor may use the fee to make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

Shareholder Servicing Plan: The Funds have adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s Class A Shares will be paid to certain service providers for performing certain shareholder and administrative services.

An employee of ADI serves as the Funds’ Chief Compliance Officer.

ALPS Fund Services, Inc. serves as the Funds’ administrator and as the Funds’ transfer agent and dividend paying agent. The Bank of New York Mellon is the Funds’ custodian.

7.	LINE OF CREDIT

The Funds have a $5,000,000 Line of Credit (the “Line”), which is uncommitted, with The Bank of New York Mellon. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense to the extent of amounts drawn (borrowed) under the Line. Interest is based on the higher of the federal funds rate, one-month LIBOR or an overnight Eurodollar Rate, as stated in the terms of the agreement, in effect at the time of borrowing, plus a margin.

For the six months ended March 31, 2012, total interest across the Trust amounted to $5,053. The allocated amount for each Fund is referenced in the Statements of Operations under “Interest Expense” and the effect on the expense ratio is footnoted in the Financial Highlights.

8.	SHARES OF BENEFICIAL INTEREST

At March 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions of Shares were as follows:

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period (Note 1)	118,380
Shares sold	491,253
Shares redeemed	(26,886)
Net increase in shares outstanding	464,367
Shares outstanding, end of period	582,747

Class C:
Beginning of period (Note 1)	4,838
Shares sold	21,010
Shares redeemed	(104)
Net increase in shares outstanding	20,906
Shares outstanding, end of period	25,744

52	www.transparentvalue.com

Notes to Financial Statements
March 31, 2012 (Unaudited)

For the Six Months Ended March 31, 2012 (Unaudited)

Class F-1:
Beginning of period (Note 1)	2,572,484
Shares sold	449
Shares redeemed	(57,491)
Net decrease in shares outstanding	(57,042)
Shares outstanding, end of period	2,515,442

Class I:
Beginning of period (Note 1)	219,432
Shares sold	47,878
Shares redeemed	(1,387)
Net increase in shares outstanding	46,491
Shares outstanding, end of period	265,923

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Aggressive Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	131,462
Shares issued in reinvestment of distributions to shareholders	12
Shares redeemed	(18,095)
Net increase in shares outstanding	113,379
Shares outstanding, end of period	118,380

Class C:
Beginning of period (Note 1)	–
Shares sold	4,838
Net increase in shares outstanding	4,838
Shares outstanding, end of period	4,838

Class F-1:
Beginning of period (Note 1)	495,000
Shares sold	2,801,512
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(724,029)
Net increase in shares outstanding	2,077,484
Shares outstanding, end of period	2,572,484

Class I:
Beginning of period (Note 1)	–
Shares sold	219,432
Net increase in shares outstanding	219,432
Shares outstanding, end of period	219,432

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period (Note 1)	29,697
Shares sold	354,473
Shares issued in reinvestment of distributions to shareholders	2,808
Shares redeemed	(22,204)
Net increase in shares outstanding	335,077
Shares outstanding, end of period	364,774

Class C:
Beginning of period (Note 1)	3,510
Shares sold	92,663
Shares issued in reinvestment of distributions to shareholders	393
Shares redeemed	(1,105)
Net increase in shares outstanding	91,951
Shares outstanding, end of period	95,461

Class F-1:
Beginning of period (Note 1)	2,579,368
Shares sold	24,859
Shares issued in reinvestment of distributions to shareholders	1,900
Shares redeemed	(54,425)
Net decrease in shares outstanding	(27,666)
Shares outstanding, end of period	2,551,702

Class I:
Beginning of period (Note 1)	203,487
Shares sold	160,078
Shares issued in reinvestment of distributions to shareholders	152
Shares redeemed	(3,568)
Net increase in shares outstanding	156,662
Shares outstanding, end of period	360,149

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Defensive Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	24,723
Shares redeemed	(27)
Net increase in shares outstanding	24,696
Shares outstanding, end of period	29,697

Semi-Annual Report | March 31, 2012 (Unaudited)	53

Notes to Financial Statements
March 31, 2012 (Unaudited)

For the Year Ended September 30, 2011
Class C:
Beginning of period (Note 1)	–
Shares sold	3,510
Net increase in shares outstanding	3,510
Shares outstanding, end of period	3,510

Class F-1:
Beginning of period (Note 1)	495,000
Shares sold	2,790,299
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(705,932)
Net increase in shares outstanding	2,084,368
Shares outstanding, end of period	2,579,368

Class I:
Beginning of period (Note 1)	–
Shares sold	203,487
Net increase in shares outstanding	203,487
Shares outstanding, end of period	203,487

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund
Class A:
Beginning of period (Note 1)	940,449
Shares sold	855,429
Shares issued in reinvestment of distributions to shareholders	18,458
Shares redeemed	(138,060)
Net increase in shares outstanding	735,827
Shares outstanding, end of period	1,676,276

Class C:
Beginning of period (Note 1)	110,224
Shares sold	336,249
Shares issued in reinvestment of distributions to shareholders	3,022
Shares redeemed	(4,242)
Net increase in shares outstanding	335,029
Shares outstanding, end of period	445,253

Class F-1:
Beginning of period (Note 1)	2,541,654
Shares sold	548,098
Shares issued in reinvestment of distributions to shareholders	4,039
Shares redeemed	(253,138)
Net increase in shares outstanding	298,999
Shares outstanding, end of period	2,840,653

For the Six Months Ended March 31, 2012 (Unaudited)
Class I:
Beginning of period (Note 1)	566,543
Shares sold	2,106,865
Shares issued in reinvestment of distributions to shareholders	7,868
Shares redeemed	(63,359)
Net increase in shares outstanding	2,051,374
Shares outstanding, end of period	2,617,917

For the Year Ended September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Market Index Fund
Class A:
Beginning of period (Note 1)	5,001
Shares sold	965,153
Shares redeemed	(29,705)
Net increase in shares outstanding	935,448
Shares outstanding, end of period	940,449

Class C:
Beginning of period (Note 1)	–
Shares sold	110,993
Shares redeemed	(769)
Net increase in shares outstanding	110,224
Shares outstanding, end of period	110,224

Class F-1:
Beginning of period (Note 1)	505,000
Shares sold	2,771,838
Shares issued in reinvestment of distributions to shareholders	1
Shares redeemed	(735,185)
Net increase in shares outstanding	2,036,654
Shares outstanding, end of period	2,541,654

Class I:
Beginning of period (Note 1)	–
Shares sold	568,226
Shares redeemed	(1,683)
Net increase in shares outstanding	566,543
Shares outstanding, end of period	566,543

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Notes to Financial Statements
March 31, 2012 (Unaudited)

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Dividend Index Fund
Class A:
Beginning of period (Note 1)	154,498
Shares sold	249,878
Shares issued in reinvestment of distributions to shareholders	3,734
Shares redeemed	(29,783)
Net increase in shares outstanding	223,829
Shares outstanding, end of period	378,327

Class C:
Beginning of period (Note 1)	6,972
Shares sold	124,833
Shares issued in reinvestment of distributions to shareholders	526
Shares redeemed	(93)
Net increase in shares outstanding	125,266
Shares outstanding, end of period	132,238

Class F-1:
Beginning of period (Note 1)	10,960
Shares sold	113,232
Shares issued in reinvestment of distributions to shareholders	1,877
Shares redeemed	(7,671)
Net increase in shares outstanding	107,438
Shares outstanding, end of period	118,398

Class I:
Beginning of period (Note 1)	202,286
Shares sold	36,237
Shares issued in reinvestment of distributions to shareholders	89
Shares redeemed	(346)
Net increase in shares outstanding	35,980
Shares outstanding, end of period	238,266

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Dividend Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	154,498
Net increase in shares outstanding	154,498
Shares outstanding, end of period	154,498

For the Period February 10, 2011 (inception) to September 30, 2011
Class C:
Beginning of period (Note 1)	–
Shares sold	6,972
Net increase in shares outstanding	6,972
Shares outstanding, end of period	6,972

Class F-1:
Beginning of period (Note 1)	–
Shares sold	10,960
Net increase in shares outstanding	10,960
Shares outstanding, end of period	10,960

Class I:
Beginning of period (Note 1)	–
Shares sold	202,796
Shares redeemed	(510)
Net increase in shares outstanding	202,286
Shares outstanding, end of period	202,286

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Core Index Fund
Class A:
Beginning of period (Note 1)	89,003
Shares sold	381,534
Shares issued in reinvestment of distributions to shareholders	469
Shares redeemed	(3,633)
Net increase in shares outstanding	378,370
Shares outstanding, end of period	467,373

Class C:
Beginning of period (Note 1)	16,979
Shares sold	59,235
Shares issued in reinvestment of distributions to shareholders	28
Net increase in shares outstanding	59,263
Shares outstanding, end of period	76,242

Class F-1:
Beginning of period (Note 1)	996
Shares sold	15,980
Shares issued in reinvestment of distributions to shareholders	3
Net increase in shares outstanding	15,983
Shares outstanding, end of period	16,979

Semi-Annual Report | March 31, 2012 (Unaudited)	55

Notes to Financial Statements
March 31, 2012 (Unaudited)

For the Six Months Ended March 31, 2012 (Unaudited)
Class I:
Beginning of period (Note 1)	250,000
Shares sold	9,305
Net increase in shares outstanding	9,305
Shares outstanding, end of period	259,305

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Core Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	89,003
Net increase in shares outstanding	89,003
Shares outstanding, end of period	89,003

Class C:
Beginning of period (Note 1)	–
Shares sold	16,979
Net increase in shares outstanding	16,979
Shares outstanding, end of period	16,979

Class F-1:
Beginning of period (Note 1)	–
Shares sold	996
Net increase in shares outstanding	996
Shares outstanding, end of period	996

Class I:
Beginning of period (Note 1)	–
Shares sold	250,000
Net increase in shares outstanding	250,000
Shares outstanding, end of period	250,000

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Growth Index Fund
Class A:
Beginning of period (Note 1)	36,593
Shares sold	460,940
Shares redeemed	(3,415)
Net increase in shares outstanding	457,525
Shares outstanding, end of period	494,118

For the Six Months Ended March 31, 2012 (Unaudited)
Class C:
Beginning of period (Note 1)	1,949
Shares sold	6,511
Net increase in shares outstanding	6,511
Shares outstanding, end of period	8,460

Class F-1:
Beginning of period (Note 1)	499
Shares outstanding, end of period	499

Class I:
Beginning of period (Note 1)	390,505
Shares sold	849
Shares redeemed	(134,814)
Net decrease in shares outstanding	(133,965)
Shares outstanding, end of period	256,540

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Growth Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	40,863
Shares redeemed	(4,270)
Net increase in shares outstanding	36,593
Shares outstanding, end of period	36,593

Class C:
Beginning of period (Note 1)	–
Shares sold	1,949
Net increase in shares outstanding	1,949
Shares outstanding, end of period	1,949

Class F-1:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

Class I:
Beginning of period (Note 1)	–
Shares sold	390,505
Net increase in shares outstanding	390,505
Shares outstanding, end of period	390,505

56	www.transparentvalue.com

Notes to Financial Statements
March 31, 2012 (Unaudited)

For the Six Months Ended March 31, 2012 (Unaudited)
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Value Index Fund
Class A:
Beginning of period (Note 1)	6,507
Shares sold	26,226
Shares issued in reinvestment of distributions to shareholders	130
Shares redeemed	(999)
Net increase in shares outstanding	25,357
Shares outstanding, end of period	31,864

Class C:
Beginning of period (Note 1)	499
Shares outstanding, end of period	499

Class F-1:
Beginning of period (Note 1)	499
Shares outstanding, end of period	499

Class I:
Beginning of period (Note 1)	527,300
Shares issued in reinvestment of distributions to shareholders	3,576
Shares redeemed	(280,876)
Net decrease in shares outstanding	(277,300)
Shares outstanding, end of period	250,000

For the Period February 10, 2011 (inception) to September 30, 2011
SUMMARY OF CAPITAL SHARE ACTIVITY:
Transparent Value Dow Jones RBP® U.S.
Large-Cap Value Index Fund
Class A:
Beginning of period (Note 1)	–
Shares sold	6,507
Net increase in shares outstanding	6,507
Shares outstanding, end of period	6,507

Class C:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

Class F-1:
Beginning of period (Note 1)	–
Shares sold	499
Net increase in shares outstanding	499
Shares outstanding, end of period	499

For the Period February 10, 2011 (inception) to September 30, 2011
Class I:
Beginning of period (Note 1)	–
Shares sold	527,300
Net increase in shares outstanding	527,300
Shares outstanding, end of period	527,300

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2012 the following entities owned beneficially 25% or greater of the Funds’ outstanding shares:

Fund	Class	Name	Percentage
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class C	Hendricks	41.44%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class C	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class F-1	SG Americas Securities, LLC	95.44%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class F-1	SG Americas Securities, LLC	95.89%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class F-1	SG Americas Securities, LLC	83.00%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class F-1	NFS	84.48%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class F-1	TD Ameritrade Inc.	78.11%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class F-1	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class F-1	GPAM Holdings LLC	100.00%
Transparent Value Dow Jones RBP® U.S. Large-Cap Aggressive Index Fund	Class I	Jasper Park Funding LLC	82.20%
Transparent Value Dow Jones RBP® U.S. Large-Cap Defensive Index Fund	Class I	Jasper Park Funding LLC	56.50%
Transparent Value Dow Jones RBP® U.S. Large-Cap Market Index Fund	Class I	Charles Schwab	50.12%
Transparent Value Dow Jones RBP® U.S. Dividend Index Fund	Class I	Jasper Park Funding LLC	83.94%
Transparent Value Dow Jones RBP® U.S. Large-Cap Core Index Fund	Class I	Jasper Park Funding LLC	96.41%
Transparent Value Dow Jones RBP® U.S. Large-Cap Growth Index Fund	Class I	Jasper Park Funding LLC	97.45%
Transparent Value Dow Jones RBP® U.S. Large-Cap Value Index Fund	Class I	Jasper Park Funding LLC	100.00%

10. NEW ACCOUNTING PRONOUNCEMENTS

In September 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRSs”).” ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.

Semi-Annual Report | March 31, 2012 (Unaudited)	57

Notes to Financial Statements
March 31, 2012 (Unaudited)

ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.

ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements other than those listed below.

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Additional Information
March 31, 2012 (Unaudited)

1. COMPENSATION OF TRUSTEES

Each Independent Trustee is paid $35,000 per annum for attendance at regularly scheduled quarterly meetings of the Board (including any scheduled meetings of the Trust’s audit committee or nominating committee), plus an additional $1,000 and $2,500 per special meeting attended telephonically and in-person, respectively. Each Trustee is also reimbursed for any out-of-pocket and travel expenses incurred in connection with their attendance at meetings of the Board.

2. PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Funds toll-free at 1-888-727-6885 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Funds file their complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4. BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on February 28-29, 2012, the Board of Trustees (the “Board”) of Transparent Value Trust (the “Trust”) considered the approval for another annual period of the investment advisory agreement between the Trust and Guggenheim Investment Management, LLC, a Delaware limited liability company (the “Adviser”) (the “Advisory Agreement”), on behalf of the series of the Trust (the “Funds”). The Board also considered the approval for another annual period of the sub-advisory agreement between Transparent Value Advisors, LLC, a Delaware limited liability company (the “Sub-Adviser,” and together with the Adviser, the “Advisers”) and the Adviser, pursuant to which the Sub-Adviser performs portfolio management and related services for the Funds (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”). In addition, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), separately considered the approval of each of the Agreements.

In connection with its consideration of the Agreements, the Board, including the Independent Trustees, requested, received and evaluated materials about the Agreements and the services provided thereunder, including information about the investment advisory fee rates and related matters from the Advisers. In that regard, the Board reviewed a detailed report prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the investment advisory fee rates and expense ratios for the Funds with a group of comparable funds as selected by Lipper (the “Lipper Report”). The Board also received various other materials that it deemed relevant to its consideration of the Agreements. The Independent Trustees also consulted with the Trust’s legal counsel and their independent legal counsel, who advised them on the legal standards for consideration of the Agreements, and otherwise assisted the Independent Trustees in their deliberations.

With respect to each of the Agreements, the Board considered factors bearing on the nature, extent and quality of the services provided to the Trust, and the costs of those services, with a view toward making a business judgment as to whether each of the Agreements is, under all of the circumstances, in the best interests of the Trust, the Funds and their shareholders. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. The factors considered by the Board are addressed in more detail below:

Nature, quality, and extent of services provided by the Adviser and Sub-Adviser

The Board reviewed the services provided by the Adviser and Sub-Adviser and the qualifications and backgrounds of the portfolio managers responsible for managing the Funds. The Board also considered management’s discussion of the financial condition of the Adviser and Sub-Adviser to determine whether adequate resources were available to provide the level of service expected to be provided to the Funds. The Board reviewed and considered information provided by each firm regarding its management and personnel and its business activities and affiliations. Based. on its review, the Board determined that the Adviser, the Sub-Adviser and their respective personnel were well-qualified to provide all required services to the Funds and were providing services that are of high quality, and that each firm had appropriate resources to continue to provide such services.

Performance of the Funds

The Board reviewed the performance of each of the Funds and considered the Funds’ performance relative to mutual funds in their peer groups as set forth in the Lipper Report. The Board concluded that the performance of the Funds compared favorably with the performance of similar mutual

Semi-Annual Report | March 31, 2012 (Unaudited)	59

Additional Information
March 31, 2012 (Unaudited)

funds. The Board also determined that the Funds’ investment strategies were performing as anticipated and the investment methodology employed in management of the Funds was delivering value to the Funds and their shareholders.

Cost of services provided and profits realized by the Adviser, Sub-Adviser and their affiliates under the Agreements, and comparative fees

The Board considered the cost of the services provided by the Adviser and Sub-Adviser and reviewed the investment advisory fees paid pursuant to the Agreements. In addition, the Board considered the fee arrangement between the Adviser and Sub-Adviser. The Board reviewed information provided in the Lipper Report regarding advisory fees of mutual funds in the Funds’ peer groups and evaluated the proposed advisory fee arrangements in light of this information and the factors that judicial decisions have specified as pertinent generally. The Board noted that the Funds’ relatively small asset base contributed to their higher expense ranking compared to their peer groups, however, it was also noted that the Funds’ expense ratios are within range of similar mutual funds after considering the waiver of fees and absorption of expenses pursuant to the terms of the expense limitation agreement dated March 15, 2010. In addition, the Board noted that the Funds’ advisory fees reflected the Advisers’ costs of providing services under the Agreements, including the costs of formulating and operating the proprietary Required Business Performance investment methodology that is used in managing the investment portfolios of the Funds. The Board reviewed information regarding the profitability of the Adviser’s and Sub-Adviser’s relationships with the Funds, noting that neither firm currently is realizing a profit from its relationship with the Funds. Based on the foregoing considerations, the Board determined that it was satisfied that the investment advisory fee rate for each Fund was consistent with applicable standards and was reasonable and fair.

Economies of scale

The Board observed that economies of scale are realized when a mutual fund’s assets increase significantly. Because the Funds were recently formed and have not reached a size that would allow the Adviser and Sub-Adviser to realize economies of scale in the cost of providing services that could be shared with the Funds. The Board determined that it would revisit this issue at an appropriate time in the future.

Ancillary benefits received by the Adviser or Sub-Adviser

The Board considered whether any benefits accrue to the Adviser and Sub-Adviser through their relationships with the Funds and noted that each firm had represented that it had not identified any significant indirect benefits from its relationship with the Funds.

Conclusion

After an evaluation of the factors described above, and based on its deliberations and analysis of the information provided, the Board determined that it had a reasonable basis to determine whether the investment advisory fee under each of the Agreements was fair and reasonable and to act on whether to approve the continuance of each of the Agreements. Based on all of the foregoing, and such other matters that were deemed relevant, the Board, including all of the Independent Trustees, concluded that the investment advisory fee to be paid under each of the Agreements was fair and reasonable in light of the nature, extent and quality of services to be provided. Accordingly, the entire Board, including the Independent Trustees voting separately, unanimously approved each of the Agreements.

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Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management –End Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transparent Value Trust

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armen Arus
Armen Arus, President

Date:	June 4, 2012

By:	/s/ Keith D. Kemp
Keith D. Kemp, Treasurer

Date:	June 4, 2012